Report of Directors Financial Review Risk Report (Tables)	12 Months Ended
Dec. 31, 2024
Report of Directors Financial Review Risk Report [Abstract]
Disclosure of detailed information about financial instruments

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
(Audited)
	31 Dec 2024		At 31 Dec 2023
	Gross carrying/ nominal amount	Allowance for ECL[1]	Gross carrying/ nominal amount	Allowance for ECL[1]
	$m	$m	$m	$m
Loans and advances to customers at amortised cost	940,373	(9,715)	949,609	(11,074)
Loans and advances to banks at amortised cost	102,052	(13)	112,917	(15)
Other financial assets measured at amortised cost	828,580	(92)	960,271	(422)
– cash and balances at central banks	267,674	—	285,868	—
– Hong Kong Government certificates of indebtedness	42,293	—	42,024	—
– reverse repurchase agreements – non-trading	252,549	—	252,217	—
– financial investments	153,982	(9)	148,346	(20)
– assets held for sale[2]	3,273	(4)	103,186	(324)
– prepayments, accrued income and other assets[3]	108,809	(79)	128,630	(78)
Total gross carrying amount on-balance sheet	1,871,005	(9,820)	2,022,797	(11,511)
Loans and other credit-related commitments	619,367	(348)	661,015	(367)
Financial guarantees	16,998	(29)	17,009	(39)
Total nominal amount off-balance sheet[4]	636,365	(377)	678,024	(406)
	2,507,370	(10,197)	2,700,821	(11,917)

	Fair value	Memorandum allowance for ECL[5]	Fair value	Memorandum allowance for ECL[5]
	$m	$m	$m	$m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)	346,124	(54)	302,348	(97)
1The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2For further details on gross carrying amounts and allowances for ECL related to assets held for sale, see ‘Assets held for sale’ on page 176. At 31 December
2024, the gross carrying amount comprised $1,113m of loans and advances to customers and banks (2023: $84,075m) and $2,160m of other financial assets at amortised cost (2023: $19,111m). The corresponding allowance for ECL comprised $4m of loans and advances to customers and banks (2023: $303m) and
$0.3m of other financial assets at amortised cost (2023: $21m).
3Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’ as presented within the consolidated balance sheet on page 365 comprises both financial and non-financial assets, including cash collateral and settlement accounts. It also includes ‘Items in the course of collection from other banks’ which was presented separately in 2023.
4Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
5Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in
‘Change in expected credit losses and other credit impairment charges’ in the income statement.

Maximum exposure to credit risk
(Audited)
	2024			2023
	Maximum exposure	Offset	Net	Maximum exposure	Offset	Net
	$m	$m	$m	$m	$m	$m
Loans and advances to customers held at amortised cost	930,658	(22,822)	907,836	938,535	(22,607)	915,928
– personal	444,701	(2,256)	442,445	444,655	(2,470)	442,185
– corporate and commercial	403,929	(18,897)	385,032	419,852	(18,771)	401,081
– non-bank financial institutions	82,028	(1,669)	80,359	74,028	(1,366)	72,662
Loans and advances to banks at amortised cost	102,039	—	102,039	112,902	—	112,902
Other financial assets held at amortised cost	854,427	(4,383)	850,044	973,316	(13,919)	959,397
– cash and balances at central banks	267,674	—	267,674	285,868	—	285,868
– Hong Kong Government certificates of indebtedness	42,293	—	42,293	42,024	—	42,024
– reverse repurchase agreements – non-trading	252,549	(4,383)	248,166	252,217	(13,919)	238,298
– financial investments	153,973	—	153,973	148,326	—	148,326
– assets held for sale	27,234	—	27,234	114,134	—	114,134
– prepayments, accrued income and other assets	110,704	—	110,704	130,747	—	130,747
Derivatives	268,637	(254,257)	14,380	229,714	(222,059)	7,655
Total on-balance sheet exposure to credit risk	2,155,761	(281,462)	1,874,299	2,254,467	(258,585)	1,995,882
Total off-balance sheet	970,610	—	970,610	1,007,885	—	1,007,885
– financial and other guarantees	109,380	—	109,380	111,102	—	111,102
– loan and other credit-related commitments	861,230	—	861,230	896,783	—	896,783
At 31 Dec	3,126,371	(281,462)	2,844,909	3,262,352	(258,585)	3,003,767

Mainland China commercial real estate
(Audited)
	Hong Kong	Mainland China	Rest of the Group	Total
	$m	$m	$m	$m
Loans and advances to customers[1]	3,161	3,694	303	7,158
Guarantees issued and others[2]	80	16	5	101
Total mainland China commercial real estate exposure at 31 Dec 2024	3,241	3,710	308	7,259

Distribution of mainland China commercial real estate exposure by credit quality
Strong	118	1,817	109	2,044
Good	578	595	1	1,174
Satisfactory	196	899	49	1,144
Sub-standard	777	136	149	1,062
Credit impaired	1,572	263	—	1,835
At 31 Dec 2024	3,241	3,710	308	7,259

Allowance for ECL by credit quality
Strong	—	(4)	—	(4)
Good	—	(3)	—	(3)
Satisfactory	—	(13)	—	(13)
Sub-standard	(261)	(30)	(17)	(308)
Credit impaired	(749)	(81)	—	(830)
At 31 Dec 2024	(1,010)	(131)	(17)	(1,158)

Allowance for ECL by stage distribution
Stage 1	—	(9)	—	(9)
Stage 2	(261)	(41)	(17)	(319)
Stage 3	(743)	(81)	—	(824)
POCI	(6)	—	—	(6)
At 31 Dec 2024	(1,010)	(131)	(17)	(1,158)

ECL coverage %	31.2	3.5	5.5	16.0

Loans and advances to customers[1]	6,033	4,917	839	11,789
Guarantees issued and others[2]	255	66	37	358
Total mainland China commercial real estate exposure at 31 Dec 2023	6,288	4,983	876	12,147

Distribution of mainland China commercial real estate exposure by credit quality
Strong	781	1,723	6	2,510
Good	604	953	421	1,978
Satisfactory	679	1,704	261	2,644
Sub-standard	1,298	327	188	1,813
Credit impaired	2,926	276	—	3,202
At 31 Dec 2023	6,288	4,983	876	12,147

Allowance for ECL by credit quality
Strong	—	(3)	—	(3)
Good	—	(5)	(1)	(6)
Satisfactory	(3)	(27)	—	(30)
Sub-standard	(66)	(87)	(16)	(169)
Credit impaired	(1,726)	(125)	—	(1,851)
At 31 Dec 2023	(1,795)	(247)	(17)	(2,059)

Allowance for ECL by stage distribution
Stage 1	—	(10)	—	(10)
Stage 2	(69)	(112)	(17)	(198)
Stage 3	(1,726)	(125)	—	(1,851)
At 31 Dec 2023	(1,795)	(247)	(17)	(2,059)

ECL coverage %	28.5	5.0	1.9	17.0
1Amounts represent gross carrying amount.
2Amounts represent nominal amount for guarantees and other contingent liabilities.

Disclosure of credit risk

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2024
(Audited)
	Gross carrying/nominal amount[1]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%	%
Loans and advances to customers at amortised cost	824,420	93,248	22,615	90	940,373	(1,078)	(2,546)	(6,040)	(51)	(9,715)	0.1	2.7	26.7	56.7	1.0
– personal	403,746	39,919	3,560	—	447,225	(570)	(1,158)	(796)	—	(2,524)	0.1	2.9	22.4	—	0.6
– corporate and commercial	340,987	51,231	18,376	90	410,684	(463)	(1,358)	(4,883)	(51)	(6,755)	0.1	2.7	26.6	56.7	1.6
– non-bank financial institutions	79,687	2,098	679	—	82,464	(45)	(30)	(361)	—	(436)	0.1	1.4	53.2	—	0.5
Loans and advances to banks at amortised cost	101,852	198	2	—	102,052	(9)	(2)	(2)	—	(13)	—	1.0	100.0	—	—
Other financial assets measured at amortised cost	826,621	1,806	153	—	828,580	(64)	(5)	(23)	—	(92)	—	0.3	15.0	—	—
Loan and other credit-related commitments	597,231	21,175	958	3	619,367	(137)	(121)	(90)	—	(348)	—	0.6	9.4	—	0.1
– personal	251,489	1,680	86	—	253,255	(17)	—	(5)	—	(22)	—	—	5.8	—	—
– corporate and commercial	231,201	17,453	838	3	249,495	(111)	(116)	(83)	—	(310)	—	0.7	9.9	—	0.1
– financial	114,541	2,042	34	—	116,617	(9)	(5)	(2)	—	(16)	—	0.2	5.9	—	—
Financial guarantees	15,353	1,397	248	—	16,998	(8)	(5)	(16)	—	(29)	0.1	0.4	6.5	—	0.2
– personal	1,416	11	—	—	1,427	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	10,048	1,232	195	—	11,475	(7)	(5)	(15)	—	(27)	0.1	0.4	7.7	—	0.2
– financial	3,889	154	53	—	4,096	(1)	—	(1)	—	(2)	—	—	1.9	—	—
At 31 Dec 2024	2,365,477	117,824	23,976	93	2,507,370	(1,296)	(2,679)	(6,171)	(51)	(10,197)	0.1	2.3	25.7	54.8	0.4
1Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
2Purchased or originated credit-impaired (‘POCI’).
Unless identified at an earlier stage, all financial assets are deemed to have suffered a significant increase in credit risk when they are 30 days past due (‘DPD’) and are transferred from stage 1 to stage 2.
The following disclosure presents the ageing of stage 2 financial assets by those less than 30 DPD and greater than 30 DPD and therefore presents those financial assets classified as stage 2 due to ageing (30 DPD) and those identified at an earlier stage (less than 30
DPD).

Stage 2 days past due analysis at 31 December 2024
(Audited)
	Gross carrying amount				Allowance for ECL				ECL coverage %
	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]
	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%
Loans and advances to customers at amortised cost	93,248	90,157	1,888	1,203	(2,546)	(2,147)	(192)	(207)	2.7	2.4	10.2	17.2
– personal	39,919	37,676	1,361	882	(1,158)	(799)	(169)	(190)	2.9	2.1	12.4	21.5
– corporate and commercial	51,231	50,486	506	239	(1,358)	(1,326)	(21)	(11)	2.7	2.6	4.2	4.6
– non-bank financial institutions	2,098	1,995	21	82	(30)	(22)	(2)	(6)	1.4	1.1	9.5	7.3
Loans and advances to banks at amortised cost	198	198	—	—	(2)	(2)	—	—	1.0	1.0	—	—
Other financial assets measured at amortised cost	1,806	1,794	3	9	(5)	(5)	—	—	0.3	0.3	—	—
1The days past due amounts presented above are on a contractual basis.

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2023
(Audited)
	Gross carrying/nominal amount[1]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%	%
Loans and advances to customers at amortised cost	809,384	120,871	19,273	81	949,609	(1,130)	(2,964)	(6,950)	(30)	(11,074)	0.1	2.5	36.1	37.0	1.2
– personal	396,534	47,483	3,505	—	447,522	(579)	(1,434)	(854)	—	(2,867)	0.1	3.0	24.4	—	0.6
–corporate and commercial	342,878	69,738	14,958	81	427,655	(499)	(1,500)	(5,774)	(30)	(7,803)	0.1	2.2	38.6	37.0	1.8
– non-bank financial institutions	69,972	3,650	810	—	74,432	(52)	(30)	(322)	—	(404)	0.1	0.8	39.8	—	0.5
Loans and advances to banks at amortised cost	111,479	1,436	2	—	112,917	(10)	(3)	(2)	—	(15)	—	0.2	100.0	—	—
Other financial assets measured at amortised cost	946,873	12,734	664	—	960,271	(109)	(132)	(181)	—	(422)	—	1.0	27.3	—	—
Loan and other credit- related commitments	630,949	28,922	1,140	4	661,015	(153)	(128)	(86)	—	(367)	—	0.4	7.5	—	0.1
– personal	253,183	3,459	355	—	256,997	(23)	—	(2)	—	(25)	—	—	0.6	—	—
– corporate and commercial	246,210	20,928	736	4	267,878	(120)	(119)	(83)	—	(322)	—	0.6	11.3	—	0.1
– financial	131,556	4,535	49	—	136,140	(10)	(9)	(1)	—	(20)	—	0.2	2.0	—	—
Financial guarantees	14,746	1,879	384	—	17,009	(7)	(7)	(25)	—	(39)	—	0.4	6.5	—	0.2
– personal	1,106	13	—	—	1,119	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	10,157	1,290	330	—	11,777	(6)	(6)	(24)	—	(36)	0.1	0.5	7.3	—	0.3
– financial	3,483	576	54	—	4,113	(1)	(1)	(1)	—	(3)	—	0.2	1.9	—	0.1
At 31 Dec 2023	2,513,431	165,842	21,463	85	2,700,821	(1,409)	(3,234)	(7,244)	(30)	(11,917)	0.1	2.0	33.8	35.3	0.4
1Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
2Purchased or originated credit-impaired (‘POCI’).

Loans and advances to customers and banks measured at amortised cost
(Audited)
	2024		2023
	Total gross loans and advances	Allowance for ECL	Total gross loans and advances	Allowance for ECL
	$m	$m	$m	$m
As reported	1,042,425	(9,728)	1,062,526	(11,089)
Reported in ‘Assets held for sale’	1,113	(4)	84,075	(303)
At 31 December	1,043,538	(9,732)	1,146,601	(11,392)

Gross loans and allowance for ECL on loans and advances to customers and banks reported in ‘Assets held for sale’
(Audited)
	South Africa		German Private Banking Business		Other		Total
	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	660	(4)	309	—	—	—	969	(4)
– personal	—	—	130	—	—	—	130	—
– corporate and commercial	586	(4)	19	—	—	—	605	(4)
– non-bank financial institutions	74	—	160	—	—	—	234	—
Loans and advances to banks at amortised cost	—	—	—	—	144	—	144	—
At 31 Dec 2024[1]	660	(4)	309	—	144	—	1,113	(4)

	Banking business in Canada		Retail banking operations in France		Other		Total
	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	56,349	(220)	16,984	(82)	255	(1)	73,588	(303)
– personal	27,071	(95)	13,920	(79)	140	(1)	41,131	(175)
– corporate and commercial	27,789	(120)	3,012	(3)	—	—	30,801	(123)
– non-bank financial institutions	1,489	(5)	52	—	115	—	1,656	(5)
Loans and advances to banks at amortised cost	154	—	10,333	—	—	—	10,487	—
At 31 Dec 2023	56,503	(220)	27,317	(82)	255	(1)	84,075	(303)
1The table above does not include disposals completed during 2024 including the sale of our retail banking operations in France completed on 1 January 2024 and our banking business in Canada completed on 28 March 2024. The sale of our business in Argentina was announced in the first quarter of 2024 and completed on 6 December 2024. The gross loans and advances to customers and banks in Argentina were $1,760m and the associated allowance for ECL was $34m at
31 March 2024. For more details, please refer to business disposals as disclosed in Note 23 on page 433.
The table below analyses the amount of ECL (charges)/releases arising from assets held for sale. The charges during the period relate to our businesses in Canada ($41m) and in Argentina ($40m).

Changes in expected credit losses and other credit impairment
(Audited)
	2024	2023
	$m	$m
ECL (charges)/releases arising from:
– assets held for sale	(81)	(49)
– assets not held for sale	(3,333)	(3,398)
Year ended 31 Dec	(3,414)	(3,447)

Disclosure of credit risk exposure [text block]

Stage 2 days past due analysis at 31 December 2024
(Audited)
	Gross carrying amount				Allowance for ECL				ECL coverage %
	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]
	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%
Loans and advances to customers at amortised cost	93,248	90,157	1,888	1,203	(2,546)	(2,147)	(192)	(207)	2.7	2.4	10.2	17.2
– personal	39,919	37,676	1,361	882	(1,158)	(799)	(169)	(190)	2.9	2.1	12.4	21.5
– corporate and commercial	51,231	50,486	506	239	(1,358)	(1,326)	(21)	(11)	2.7	2.6	4.2	4.6
– non-bank financial institutions	2,098	1,995	21	82	(30)	(22)	(2)	(6)	1.4	1.1	9.5	7.3
Loans and advances to banks at amortised cost	198	198	—	—	(2)	(2)	—	—	1.0	1.0	—	—
Other financial assets measured at amortised cost	1,806	1,794	3	9	(5)	(5)	—	—	0.3	0.3	—	—
1The days past due amounts presented above are on a contractual basis.

Stage 2 days past due analysis at 31 December 2023
(Audited)
	Gross carrying amount				Allowance for ECL				ECL coverage %
	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]
	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%
Loans and advances to customers at amortised cost	120,871	116,320	2,571	1,980	(2,964)	(2,458)	(245)	(261)	2.5	2.1	9.5	13.2
– personal	47,483	44,634	1,785	1,064	(1,434)	(974)	(214)	(246)	3.0	2.2	12.0	23.1
– corporate and commercial	69,738	68,446	697	595	(1,500)	(1,454)	(31)	(15)	2.2	2.1	4.4	2.5
– non-bank financial institutions	3,650	3,240	89	321	(30)	(30)	—	—	0.8	0.9	—	—
Loans and advances to banks at amortised cost	1,436	1,424	—	12	(3)	(3)	—	—	0.2	0.2	—	—
Other financial assets measured at amortised cost	12,734	12,417	171	146	(132)	(113)	(9)	(10)	1.0	0.9	5.3	6.8
1The days past due amounts presented above are on a contractual basis.

Management judgemental adjustments to ECL at 31 December 2024[1]
	Retail	Wholesale[2]	Total
	$bn	$bn	$bn
Modelled ECL (A)[3]	2.6	2.0	4.6
Banks, sovereigns, government entities and low-risk counterparties		0.0	0.0
Corporate lending adjustments		0.1	0.1
Inflation related adjustments	0.0		0.0
Other credit judgements	0.0		0.0
Total management judgemental adjustments (B)[4]	0.0	0.1	0.1
Other adjustments (C)[5]	(0.0)	0.1	0.1
Final ECL (A + B + C)[6]	2.6	2.2	4.8

Management judgemental adjustments to ECL at 31 December 2023[1,7]
	Retail	Wholesale[2]	Total
	$bn	$bn	$bn
Modelled ECL (A)[3]	2.6	2.4	5.0
Banks, sovereigns, government entities and low-risk counterparties		0.0	0.0
Corporate lending adjustments		0.1	0.1
Inflation-related adjustments	0.1		0.1
Other credit judgements	0.5		0.5
Total management judgemental adjustments (B)[4]	0.6	0.1	0.7
Other adjustments (C)[5]	(0.0)	0.0	0.0
Final ECL (A + B + C)[6]	3.2	2.5	5.7
1Management judgemental adjustments presented in the table reflect increases or (decreases) to allowance for ECL, respectively.
2The wholesale portfolio corresponds to adjustments to the performing portfolio (stage 1 and stage 2).
3(A) refers to probability-weighted allowance for ECL before any adjustments are applied.
4(B) refers to adjustments that are applied where management believes allowance for ECL does not sufficiently reflect the credit risk/expected credit losses of any given portfolio at the reporting date. These can relate to risks or uncertainties that are not reflected in the model and/or to any late-breaking events.
5(C) refers to adjustments to allowance for ECL made to address process limitations and data/model deficiencies and can also include where appropriate, the impact of new models where governance has sufficiently progressed to allow an accurate estimate of ECL allowance to be incorporated into the total reported
ECL.
6As presented within our internal credit risk governance (see page 169).
731 December 2023 includes the Canada, Argentina, Armenia and Oman businesses and retail banking operations in France.

Distribution of financial instruments by credit quality at 31 December 2024
(Audited)
	Gross carrying/notional amount						Allowance for ECL/ other credit provisions	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
In-scope for IFRS 9 ECL
Loans and advances to customers held at amortised cost	515,266	193,080	186,416	22,906	22,705	940,373	(9,715)	930,658
– personal	360,317	53,595	27,774	1,979	3,560	447,225	(2,524)	444,701
– corporate and commercial	114,504	118,785	138,705	20,224	18,466	410,684	(6,755)	403,929
– non-bank financial institutions	40,445	20,700	19,937	703	679	82,464	(436)	82,028
Loans and advances to banks held at amortised cost	92,621	4,255	5,040	134	2	102,052	(13)	102,039
Cash and balances at central banks	266,713	949	12	—	—	267,674	—	267,674
Hong Kong Government certificates of indebtedness	42,293	—	—	—	—	42,293	—	42,293
Reverse repurchase agreements – non-trading	155,831	70,877	25,799	42	—	252,549	—	252,549
Financial investments	146,970	3,681	3,331	—	—	153,982	(9)	153,973
Assets held for sale	2,425	458	367	1	22	3,273	(4)	3,269
Other assets	88,338	9,735	10,151	454	131	108,809	(79)	108,730
– endorsements and acceptances	2,101	2,663	3,090	243	10	8,107	(14)	8,093
– accrued income and other	86,237	7,072	7,061	211	121	100,702	(65)	100,637
Debt instruments measured at fair value through other comprehensive income[1]	336,313	9,448	7,768	380	—	353,909	(54)	353,855
Out-of-scope for IFRS 9 ECL
Trading assets	119,546	21,951	15,804	2,300	47	159,648	—	159,648
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	53,282	11,862	4,390	231	11	69,776	—	69,776
Derivatives	224,870	34,124	9,373	258	12	268,637	—	268,637
Assets held for sale	3,019	—	—	—	—	3,019	—	3,019
Total gross carrying amount on balance sheet	2,047,487	360,420	268,451	26,706	22,930	2,725,994	(9,874)	2,716,120
Percentage of total credit quality (%)	75.1	13.2	9.9	1.0	0.8	100
Loan and other credit-related commitments	400,120	131,396	77,220	9,670	961	619,367	(348)	619,019
Financial guarantees	7,365	4,263	4,399	723	248	16,998	(29)	16,969
In-scope: Irrevocable loan commitments and financial guarantees	407,485	135,659	81,619	10,393	1,209	636,365	(377)	635,988
Loan and other credit-related commitments	96,952	76,340	65,619	2,847	453	242,211	—	242,211
Performance and other guarantees	39,940	32,956	17,339	1,671	817	92,723	(312)	92,411
Out-of-scope: Revocable loan commitments and non-financial guarantees	136,892	109,296	82,958	4,518	1,270	334,934	(312)	334,622
1For the purposes of this disclosure, gross carrying amount is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying amount of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments by credit quality at 31 December 2023
(Audited)
	Gross carrying/notional amount						Allowance for ECL/ other credit provisions	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
In-scope for IFRS 9 ECL
Loans and advances to customers held at amortised cost	497,665	206,476	197,582	28,532	19,354	949,609	(11,074)	938,535
– personal	346,562	62,656	32,314	2,485	3,505	447,522	(2,867)	444,655
– corporate and commercial	118,123	123,713	145,249	25,531	15,039	427,655	(7,803)	419,852
– non-bank financial institutions	32,980	20,107	20,019	516	810	74,432	(404)	74,028
Loans and advances to banks held at amortised cost	101,057	4,640	6,363	855	2	112,917	(15)	112,902
Cash and balances at central banks	284,723	1,068	77	—	—	285,868	—	285,868
Hong Kong Government certificates of indebtedness	42,024	—	—	—	—	42,024	—	42,024
Reverse repurchase agreements – non-trading	170,494	46,884	34,206	633	—	252,217	—	252,217
Financial investments	143,333	3,814	1,137	62	—	148,346	(20)	148,326
Assets held for sale	68,501	16,403	14,812	2,939	531	103,186	(324)	102,862
Other assets	106,184	11,982	9,965	366	133	128,630	(78)	128,552
– endorsements and acceptances	2,405	2,666	2,707	161	18	7,957	(18)	7,939
– accrued income and other	103,779	9,316	7,258	205	115	120,673	(60)	120,613
Debt instruments measured at fair value through other comprehensive income[1]	288,959	12,037	7,897	805	5	309,703	(97)	309,606
Out-of-scope for IFRS 9 ECL
Trading assets	122,695	20,595	20,746	1,326	135	165,497	—	165,497
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	52,649	11,517	4,733	84	6	68,989	—	68,989
Derivatives	196,098	27,377	6,041	187	11	229,714	—	229,714
Assets held for sale	12,495	—	—	—	—	12,495	—	12,495
Total gross carrying amount on balance sheet	2,086,877	362,793	303,559	35,789	20,177	2,809,195	(11,608)	2,797,587
Percentage of total credit quality (%)	74.3	12.9	10.8	1.3	0.7	100
Loan and other credit-related commitments	436,359	142,500	73,230	7,782	1,144	661,015	(367)	660,648
Financial guarantees	7,700	4,146	4,080	699	384	17,009	(39)	16,970
In-scope: Irrevocable loan commitments and financial guarantees	444,059	146,646	77,310	8,481	1,528	678,024	(406)	677,618
Loan and other credit-related commitments	92,509	77,891	61,462	3,896	377	236,135	—	236,135
Performance and other guarantees	39,784	32,231	19,445	1,853	964	94,277	(145)	94,132
Out-of-scope: Revocable loan commitments and non-financial guarantees	132,293	110,122	80,907	5,749	1,341	330,412	(145)	330,267
1For the purposes of this disclosure, gross carrying amount is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying amount of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation
(Audited)
	Gross carrying/notional amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	515,266	193,080	186,416	22,906	22,705	940,373	(9,715)	930,658
– stage 1	498,415	170,420	150,818	4,767	—	824,420	(1,078)	823,342
– stage 2	16,851	22,660	35,598	18,139	—	93,248	(2,546)	90,702
– stage 3	—	—	—	—	22,615	22,615	(6,040)	16,575
– POCI	—	—	—	—	90	90	(51)	39
Loans and advances to banks at amortised cost	92,621	4,255	5,040	134	2	102,052	(13)	102,039
– stage 1	92,528	4,226	4,981	117	—	101,852	(9)	101,843
– stage 2	93	29	59	17	—	198	(2)	196
– stage 3	—	—	—	—	2	2	(2)	—
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	702,570	85,700	39,660	497	153	828,580	(92)	828,488
– stage 1	702,373	85,032	38,977	239	—	826,621	(64)	826,557
– stage 2	197	668	683	258	—	1,806	(5)	1,801
– stage 3	—	—	—	—	153	153	(23)	130
– POCI	—	—	—	—	—	—	—	—
Loan and other credit-related commitments	400,120	131,396	77,220	9,670	961	619,367	(348)	619,019
– stage 1	398,779	125,956	67,949	4,547	—	597,231	(137)	597,094
– stage 2	1,341	5,440	9,271	5,123	—	21,175	(121)	21,054
– stage 3	—	—	—	—	958	958	(90)	868
– POCI	—	—	—	—	3	3	—	3
Financial guarantees	7,365	4,263	4,399	723	248	16,998	(29)	16,969
– stage 1	7,352	4,192	3,625	184	—	15,353	(8)	15,345
– stage 2	13	71	774	539	—	1,397	(5)	1,392
– stage 3	—	—	—	—	248	248	(16)	232
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2024	1,717,942	418,694	312,735	33,930	24,069	2,507,370	(10,197)	2,497,173
Debt instruments at FVOCI[1]
– stage 1	336,264	9,448	7,290	—	—	353,002	(31)	352,971
– stage 2	49	—	478	380	—	907	(23)	884
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2024	336,313	9,448	7,768	380	—	353,909	(54)	353,855

Loans and advances to customers at amortised cost	497,665	206,476	197,582	28,532	19,354	949,609	(11,074)	938,535
– stage 1	478,422	177,410	147,940	5,612	—	809,384	(1,130)	808,254
– stage 2	19,243	29,066	49,642	22,920	—	120,871	(2,964)	117,907
– stage 3	—	—	—	—	19,273	19,273	(6,950)	12,323
– POCI	—	—	—	—	81	81	(30)	51
Loans and advances to banks at amortised cost	101,057	4,640	6,363	855	2	112,917	(15)	112,902
– stage 1	101,011	4,631	5,550	287	—	111,479	(10)	111,469
– stage 2	46	9	813	568	—	1,436	(3)	1,433
– stage 3	—	—	—	—	2	2	(2)	—
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	815,259	80,151	60,197	4,000	664	960,271	(422)	959,849
– stage 1	814,776	78,486	53,095	516	—	946,873	(109)	946,764
– stage 2	483	1,665	7,102	3,484	—	12,734	(132)	12,602
– stage 3	—	—	—	—	664	664	(181)	483
– POCI	—	—	—	—	—	—	—	—
Loan and other credit-related commitments	436,359	142,500	73,230	7,782	1,144	661,015	(367)	660,648
– stage 1	432,017	135,192	61,213	2,527	—	630,949	(153)	630,796
– stage 2	4,342	7,308	12,017	5,255	—	28,922	(128)	28,794
– stage 3	—	—	—	—	1,140	1,140	(86)	1,054
– POCI	—	—	—	—	4	4	—	4
Financial guarantees	7,700	4,146	4,080	699	384	17,009	(39)	16,970
– stage 1	7,497	3,943	3,204	102	—	14,746	(7)	14,739
– stage 2	203	203	876	597	—	1,879	(7)	1,872
– stage 3	—	—	—	—	384	384	(25)	359
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2023	1,858,040	437,913	341,452	41,868	21,548	2,700,821	(11,917)	2,688,904
Debt instruments at FVOCI[1]
– stage 1	288,909	12,037	7,579	—	—	308,525	(37)	308,488
– stage 2	50	—	318	805	—	1,173	(59)	1,114
– stage 3	—	—	—	—	5	5	(1)	4
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2023	288,959	12,037	7,897	805	5	309,703	(97)	309,606
1For the purposes of this disclosure, gross carrying amount is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying amount of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Disclosure of macroeconomic variables and probabilities
The following tables describe key macroeconomic variables in the consensus Central scenario.

Consensus Central scenario 2025–2029 (as at 4Q24)
	UK	US	Hong Kong	Mainland China	France	UAE	Mexico
GDP (annual average growth rate, %)
2025	1.2	2.0	1.7	4.0	0.9	4.4	0.9
2026	1.3	1.6	1.8	3.7	0.9	4.2	1.2
2027	1.8	1.6	3.5	4.3	1.4	3.9	1.7
2028	1.6	1.8	3.1	3.9	1.5	3.6	1.9
2029	1.6	2.0	2.7	3.7	1.4	3.6	2.0
5-year average[1]	1.5	1.8	2.6	3.9	1.2	3.9	1.5
Unemployment rate (%)
2025	4.9	4.4	3.3	5.2	7.5	2.7	3.5
2026	4.7	4.3	3.7	5.4	7.3	2.6	3.5
2027	4.5	4.3	3.3	5.2	7.2	2.6	3.5
2028	4.3	4.2	3.0	5.0	7.0	2.5	3.5
2029	4.3	4.1	2.9	5.0	7.0	2.5	3.5
5-year average[1]	4.5	4.2	3.2	5.2	7.2	2.6	3.5
House prices (annual average growth rate, %)
2025	1.4	4.4	(0.5)	(5.9)	2.1	9.3	7.6
2026	3.8	3.2	2.4	(0.7)	4.4	5.1	4.5
2027	4.6	2.4	3.0	3.2	4.4	3.6	4.2
2028	3.5	2.5	2.7	4.1	3.8	1.8	4.0
2029	2.7	2.6	2.7	2.9	3.1	1.3	4.0
5-year average[1]	3.2	3.0	2.1	0.7	3.6	4.2	4.9

Inflation (annual average growth rate, %)
2025	2.4	2.4	1.4	0.3	1.2	2.1	5.0
2026	2.1	2.8	1.9	1.0	1.6	1.9	3.9
2027	2.1	2.5	2.2	1.5	2.0	1.8	3.4
2028	2.0	2.2	2.2	1.7	2.3	1.9	3.4
2029	2.0	2.1	2.3	1.6	2.2	1.8	3.4
5-year average	2.1	2.4	2.0	1.2	1.9	1.9	3.8
Central bank policy rate (annual average, %)
2025	4.2	4.1	4.5	2.9	2.1	4.1	9.4
2026	3.9	3.7	4.1	2.9	1.8	3.8	8.8
2027	3.8	3.7	4.0	3.0	2.0	3.7	8.8
2028	3.7	3.6	4.0	3.2	2.0	3.6	8.9
2029	3.7	3.6	4.0	3.3	2.1	3.6	8.9
5-year average[1]	3.9	3.7	4.1	3.1	2.0	3.8	8.9
1The five-year average is calculated over a projected period of 20 quarters from 1Q25 to 4Q29.
2For mainland China, the rate shown is the Loan Prime Rate.

Consensus Central scenario 2024–2028 (as at 4Q23)
	UK	US	Hong Kong	Mainland China	France	UAE	Mexico
GDP (annual average growth rate, %)
2024	0.3	1.0	2.6	4.5	0.8	3.7	1.9
2025	1.2	1.8	2.7	4.4	1.5	4.0	2.2
2026	1.7	2.1	2.6	4.3	1.6	3.8	2.3
2027	1.6	2.0	2.6	3.8	1.5	3.4	2.4
2028	1.6	2.0	2.6	3.9	1.5	3.4	2.4
5-year average[1]	1.3	1.8	2.6	4.2	1.4	3.6	2.2
Unemployment rate (%)
2024	4.7	4.3	3.0	5.2	7.5	2.6	2.9
2025	4.6	4.2	3.0	5.1	7.3	2.6	2.9
2026	4.3	4.0	3.2	5.1	7.0	2.6	2.9
2027	4.2	4.0	3.2	5.1	6.8	2.6	2.9
2028	4.2	4.0	3.2	5.1	6.8	2.6	2.9
5-year average[1]	4.4	4.1	3.1	5.1	7.1	2.6	2.9
House prices (annual average growth rate, %)
2024	(5.5)	2.9	(6.6)	(0.6)	(1.0)	12.6	6.5
2025	0.1	2.7	(0.7)	1.1	2.4	7.7	4.2
2026	3.5	3.1	2.6	2.6	4.0	4.4	4.2
2027	3.0	2.7	2.8	4.0	4.4	2.6	4.0
2028	3.0	2.1	3.0	4.5	4.0	2.3	4.0
5-year average[1]	0.8	2.7	0.2	2.3	2.8	5.9	4.6
Inflation (annual average growth rate,%)
2024	3.2	2.7	2.1	1.8	2.7	2.3	4.2
2025	2.2	2.2	2.1	2.0	1.8	2.2	3.6
2026	2.2	2.3	2.2	2.1	1.7	2.1	3.5
2027	2.3	2.2	2.4	2.0	1.9	2.1	3.5
2028	2.3	2.2	2.4	2.0	2.1	2.1	3.5
5-year average[1]	2.4	2.3	2.2	2.0	2.0	2.1	3.7
Central bank policy rate (annual average, %)
2024	5.0	5.0	5.4	3.2	3.6	5.1	10.4
2025	4.3	4.0	4.4	3.3	2.8	4.1	8.6
2026	3.9	3.7	4.1	3.5	2.6	3.7	7.9
2027	3.8	3.7	4.1	3.7	2.6	3.7	7.9
2028	3.7	3.8	4.1	3.9	2.7	3.8	8.1
5-year average[1]	4.1	4.1	4.4	3.5	2.9	4.1	8.6
1The five-year average is calculated over a projected period of 20 quarters from 1Q24 to 4Q28.
2For mainland China, the rate shown is the Loan Prime Rate. In prior periods, including the 4Q23 disclosure, the reference rate shown for mainland China was the
Lending Rate.
The following tables describe key macroeconomic variables in the consensus Upside scenario.

Consensus Upside scenario 2025–2029 (as at 4Q24)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-peak)[1]	11.3	(4Q29)	13.6	(4Q29)	21.4	(4Q29)	27.5	(4Q29)	8.9	(4Q29)	28.9	(4Q29)	13.6	(4Q29)
Unemployment rate (%, min)[2]	3.5	(3Q26)	3.6	(1Q26)	2.9	(4Q29)	4.9	(4Q26)	6.4	(4Q26)	2.2	(4Q26)	3.0	(1Q25)
House price index (%, start-to-peak)[1]	24.2	(4Q29)	23.6	(4Q29)	25.3	(4Q29)	9.8	(4Q29)	22.8	(4Q29)	26.1	(4Q29)	31.7	(4Q29)
Inflation rate (YoY % change, min)[3]	1.4	(1Q26)	1.6	(2Q26)	(0.1)	(4Q25)	(1.0)	(4Q25)	0.1	(4Q25)	0.6	(4Q25)	3.1	(2Q26)
Central bank policy rate (%, min)[2]	3.6	(4Q25)	3.6	(1Q29)	4.0	(1Q29)	2.7	(1Q26)	1.4	(3Q25)	3.6	(1Q29)	7.6	(1Q26)
1Cumulative change to the highest level of the series during the 20-quarter projection.
2Lowest projected unemployment or policy interest rate in the scenario. For mainland China, rate shown is the Loan Prime Rate.
3Lowest projected year-on-year percentage change in inflation in the scenario.

Consensus Upside scenario 2024–2028 (as at 4Q23)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-peak)[1]	10.8	(4Q28)	14.3	(4Q28)	21.8	(4Q28)	30.4	(4Q28)	10.4	(4Q28)	30.7	(4Q28)	17.8	(4Q28)
Unemployment rate (%, min)[2]	3.1	(4Q24)	3.1	(2Q25)	2.4	(3Q24)	4.8	(4Q25)	6.2	(4Q25)	2.0	(4Q25)	2.4	(3Q24)
House price index (%, start-to-peak)[1]	13.0	(4Q28)	21.9	(4Q28)	17.9	(4Q28)	19.7	(4Q28)	19.6	(4Q28)	34.2	(4Q28)	30.6	(4Q28)
Inflation rate (YoY % change, min)[3]	1.3	(2Q25)	1.4	(1Q25)	0.3	(4Q24)	0.6	(3Q24)	1.5	(3Q24)	1.4	(1Q25)	2.7	(1Q25)
Central bank policy rate (%, min)[2]	3.7	(3Q28)	3.7	(2Q27)	4.1	(1Q27)	3.1	(3Q24)	2.6	(2Q26)	3.7	(1Q27)	7.8	(2Q25)
1Cumulative change to the highest level of the series during the 20-quarter projection.
2Lowest projected unemployment or policy interest rate in the scenario. For mainland China, the rate shown is the Loan Prime Rate. In prior periods, including the
4Q23 disclosure, the reference rate shown for mainland China was the Lending Rate.
3Lowest projected year-on-year percentage change in inflation in the scenario.
The following tables describe key macroeconomic variables in the consensus Downside scenario.

Consensus Downside scenario 2025–2029 (as at 4Q24)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(1.0)	(4Q26)	(0.6)	(3Q25)	(4.5)	(4Q25)	(2.5)	(3Q25)	(0.6)	(1Q26)	0.3	(1Q25)	(2.1)	(4Q26)
Unemployment rate (%, max)[2]	6.1	(4Q25)	5.3	(3Q25)	5.1	(2Q26)	6.9	(4Q26)	8.3	(3Q25)	3.4	(1Q26)	4.1	(4Q25)
House price index (%, start-to- trough)[1]	(4.5)	(1Q26)	(0.2)	(1Q25)	(1.9)	(2Q26)	(12.8)	(3Q26)	(0.3)	(1Q25)	(0.4)	(1Q25)	2.1	(1Q25)
Inflation rate (YoY % change, max)[3]	3.4	(4Q25)	4.5	(1Q26)	3.1	(1Q26)	2.0	(1Q26)	2.6	(3Q25)	2.8	(1Q26)	7.4	(4Q25)
Central bank policy rate (%, max)[2]	5.0	(1Q25)	4.8	(1Q25)	5.2	(1Q25)	3.0	(1Q25)	3.2	(1Q25)	4.8	(1Q25)	11.5	(3Q25)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2The highest projected unemployment or policy interest rate in the scenario. For mainland China, the rate shown is the Loan Prime Rate.
3The highest projected year-on-year percentage change in inflation in the scenario.

Consensus Downside scenario 2024–2028 (as at 4Q23)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(1.0)	(2Q25)	(1.4)	(3Q24)	(1.6)	(3Q25)	(1.5)	(1Q24)	(0.3)	(2Q24)	1.4	(1Q24)	(0.3)	(4Q24)
Unemployment rate (%, max)[2]	6.4	(1Q25)	5.6	(4Q24)	4.7	(4Q25)	6.9	(4Q25)	8.5	(4Q24)	3.7	(4Q25)	3.5	(4Q25)
House price index (%, start-to- trough)[1]	(12.0)	(2Q25)	(1.3)	(3Q24)	(9.6)	(4Q24)	(7.1)	(3Q25)	(1.2)	(3Q24)	0.3	(1Q24)	1.2	(1Q24)
Inflation rate (YoY % change, max)[3]	4.1	(1Q24)	3.5	(4Q24)	3.8	(3Q24)	3.5	(4Q24)	3.8	(2Q24)	3.0	(1Q24)	6.5	(4Q24)
Central bank policy rate (%, max)[2]	5.7	(1Q24)	5.6	(1Q24)	6.0	(1Q24)	3.2	(3Q24)	4.2	(1Q24)	5.7	(1Q24)	12.0	(3Q24)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2The highest projected unemployment or policy interest rate in the scenario. For mainland China, the rate shown is the Loan Prime Rate. In prior periods, including the 4Q23 disclosure, the reference rate shown for mainland China was the Lending Rate.
3The highest projected year-on-year percentage change in inflation in the scenario.
The following tables describe key macroeconomic variables in the
Downside 2 scenario.

Downside 2 scenario 2025–2029 (as at 4Q24)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(9.1)	(2Q26)	(4.1)	(2Q26)	(10.1)	(4Q25)	(8.7)	(4Q25)	(7.9)	(2Q26)	(6.8)	(2Q26)	(10.5)	(3Q26)
Unemployment rate (%, max)[2]	8.4	(2Q26)	9.3	(2Q26)	7.1	(1Q26)	7.1	(4Q26)	10.4	(1Q27)	5.0	(3Q25)	5.6	(1Q26)
House price index (%, start-to- trough)[1]	(27.2)	(4Q26)	(15.8)	(4Q25)	(34.4)	(3Q27)	(30.5)	(4Q26)	(14.0)	(2Q27)	(13.2)	(2Q27)	2.0	(1Q25)
Inflation rate (YoY % change, max)[3]	10.1	(2Q25)	4.9	(4Q25)	3.6	(1Q26)	3.8	(4Q25)	7.6	(2Q25)	3.7	(2Q25)	7.9	(4Q25)
Central bank policy rate (%, max)[2]	5.5	(1Q25)	5.5	(1Q25)	5.9	(1Q25)	3.5	(3Q25)	4.2	(1Q25)	5.6	(1Q25)	12.1	(3Q25)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2 The highest projected unemployment or policy interest rate in the scenario. For mainland China, the rate shown is the Loan Prime Rate.
3 The highest projected year-on-year percentage change in inflation in the scenario.

Downside 2 scenario 2024–2028 (as at 4Q23)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(8.8)	(2Q25)	(4.6)	(1Q25)	(8.2)	(1Q25)	(6.4)	(1Q25)	(6.6)	(1Q25)	(4.9)	(2Q25)	(8.1)	(2Q25)
Unemployment rate (%, max)[2]	8.4	(2Q25)	9.3	(2Q25)	6.4	(4Q24)	7.0	(4Q25)	10.2	(4Q25)	4.3	(3Q24)	4.9	(2Q25)
House price index (%, start-to- trough)[1]	(30.2)	(4Q25)	(14.7)	(4Q24)	(32.8)	(3Q26)	(25.5)	(4Q25)	(14.5)	(2Q26)	(2.9)	(4Q25)	1.2	(1Q24)
Inflation rate (YoY % change, max)[3]	10.1	(2Q24)	4.8	(2Q24)	4.1	(3Q24)	4.1	(4Q24)	8.6	(2Q24)	3.5	(2Q24)	7.0	(4Q24)
Central bank policy rate (%, max)[2]	6.0	(1Q24)	6.1	(1Q24)	6.4	(1Q24)	4.1	(3Q24)	5.2	(1Q24)	6.1	(1Q24)	12.7	(3Q24)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2 The highest projected unemployment or policy interest rate in the scenario. For mainland China, rate shown is the Loan Prime Rate. In prior periods, including the
4Q23 disclosure, the reference rate shown for mainland China was the Lending Rate.
3 The highest projected year-on-year percentage change in inflation in the scenario.
The following tables describe the probabilities assigned in each scenario.

Scenario weightings, %
	Standard weights	UK	US	Hong Kong	Mainland China	Canada	France	UAE	Mexico
4Q24
Upside scenario	10	10	10	10	10	10	10	10	10
Central scenario	75	75	75	75	75	75	75	75	75
Downside scenario	10	10	10	10	10	10	10	10	10
Downside 2 scenario	5	5	5	5	5	5	5	5	5

4Q23
Upside scenario	10	10	10	10	10	10	10	10	10
Central scenario	75	75	75	75	75	75	75	75	75
Downside scenario	10	10	10	10	10	10	10	10	10
Downside 2 scenario	5	5	5	5	5	5	5	5	5
Wholesale analysis

IFRS 9 ECL sensitivity to future economic conditions[1,2,3]
	Reported Gross carrying amount[4]	Reported allowance for ECL	Consensus Central scenario allowance for ECL	Consensus Upside scenario allowance for ECL	Consensus Downside scenario allowance for ECL	Downside 2 scenario allowance for ECL
By geography at 31 Dec 2024	$m	$m	$m	$m	$m	$m
UK	432,160	717	667	526	850	2,389
US	202,888	216	201	205	247	461
Hong Kong	450,966	659	616	465	906	1,496
Mainland China	137,960	178	141	84	329	886
Mexico	34,713	69	61	46	86	302
UAE	58,909	51	49	40	58	120
France	184,591	82	80	69	97	125
Other geographies[5]	455,823	234	216	176	304	774
Total	1,958,010	2,205	2,031	1,612	2,877	6,555
of which:
Stage 1	1,830,264	689	632	494	797	803
Stage 2	127,746	1,516	1,399	1,118	2,080	5,751

By geography at 31 Dec 2023
UK	426,427	820	754	599	1,041	2,487
US	191,104	215	199	189	268	441
Hong Kong	447,480	609	566	433	807	1,393
Mainland China	129,945	258	217	142	414	945
Canada[5]	84,092	89	75	56	107	487
Mexico	30,159	60	56	46	73	226
UAE	52,074	32	32	30	34	40
France	178,827	98	102	90	124	141
Other geographies[5,7]	450,271	325	298	245	410	882
Total	1,990,378	2,507	2,301	1,829	3,278	7,043
of which:
Stage 1	1,820,843	754	702	553	860	854
Stage 2	169,535	1,753	1,599	1,276	2,418	6,189
1Allowance for ECL sensitivity includes off-balance sheet financial instruments. These are subject to significant measurement uncertainty.
2Includes low credit-risk financial instruments such as debt instruments at FVOCI, which have high carrying amounts but low ECL under all the above scenarios.
3Excludes defaulted obligors. For a detailed breakdown of performing and non-performing wholesale portfolio exposures, see page 200.
4Staging refers only to probability-weighted/reported gross carrying amount. Stage allocation of gross exposures varies by scenario, with higher allocation to stage
2 under the Downside 2 scenario.
5Includes small portfolios that use less complex modelling approaches and are not sensitive to macroeconomic changes.
6Classified as held for sale at 31 December 2023.
7Includes the Argentina and Armenia businesses, which were sold in 2024.

IFRS 9 ECL sensitivity to future economic conditions[1]
	Reported gross carrying amount	Reported allowance for ECL	Consensus Central scenario allowance for ECL	Consensus Upside scenario allowance for ECL	Consensus Downside scenario allowance for ECL	Downside 2 scenario allowance for ECL
By geography at 31 Dec 2024	$m	$m	$m	$m	$m	$m
UK
Mortgages	163,541	126	117	107	132	288
Credit cards	7,415	280	275	265	276	447
Other	8,249	241	233	217	243	351
Mexico
Mortgages	7,482	165	162	155	168	215
Credit cards	2,227	337	333	330	338	423
Other	3,722	419	416	413	422	593
Hong Kong
Mortgages	106,866	5	5	4	5	10
Credit cards	9,419	293	275	268	300	770
Other	6,210	106	102	101	105	249
UAE
Mortgages	1,993	8	8	8	8	8
Credit cards	536	31	31	31	31	35
Other	688	17	17	17	17	19
US
Mortgages	16,965	6	6	6	6	8
Credit cards	193	15	14	14	15	17
Other geographies
Mortgages	51,064	131	127	124	136	180
Credit cards	3,500	162	159	156	164	223
Other	2,292	72	72	69	73	93
Total	392,361	2,413	2,351	2,285	2,440	3,928
of which: mortgages	347,910	440	425	405	456	708
Stage 1	311,875	51	47	43	58	129
Stage 2	33,761	126	117	107	129	275
Stage 3	2,274	263	261	255	269	304
of which: credit cards	23,290	1,116	1,086	1,064	1,124	1,915
Stage 1	19,915	276	267	258	284	701
Stage 2	3,107	655	634	621	656	1,027
Stage 3	267	185	185	185	185	188
of which: others	21,161	856	839	816	860	1,305
Stage 1	18,574	216	204	193	217	532
Stage 2	2,005	360	355	343	363	483
Stage 3	583	279	279	279	279	290

IFRS 9 ECL sensitivity to future economic conditions[1,2]
	Reported gross carrying amount	Reported allowance for ECL	Consensus Central scenario allowance for ECL	Consensus Upside scenario allowance for ECL	Consensus Downside scenario allowance for ECL	Downside 2 scenario allowance for ECL
By geography at 31 Dec 2023	$m	$m	$m	$m	$m	$m
UK
Mortgages	161,127	189	180	172	201	334
Credit cards	7,582	344	340	302	353	486
Other	8,183	341	333	273	383	515
Mexico
Mortgages	8,666	188	180	150	235	363
Credit cards	2,445	295	286	206	376	489
Other	4,529	513	503	426	600	731
Hong Kong
Mortgages	106,136	2	2	1	3	5
Credit cards	9,128	287	239	214	395	887
Other	6,269	109	100	88	124	256
UAE
Mortgages	2,001	25	25	25	25	25
Credit cards	471	24	24	22	25	32
Other	721	20	20	19	21	28
France
Mortgages	20,589	50	50	50	51	51
Other	1,328	44	44	43	45	48
US
Mortgages	14,385	8	4	3	4	10
Credit cards	204	15	15	10	15	16
Canada
Mortgages	25,464	67	65	64	70	99
Credit cards	338	13	13	12	16	15
Other	1,368	13	13	12	14	33
Other geographies
Mortgages	55,368	152	149	144	158	198
Credit cards	3,655	173	166	151	202	291
Other	2,416	91	86	83	95	137
Total	442,373	2,962	2,835	2,471	3,411	5,049
of which: mortgages	393,736	681	655	609	747	1,085
Stage 1	347,874	101	92	77	145	303
Stage 2	43,451	264	249	225	280	429
Stage 3	2,412	316	314	307	322	352
of which: credit cards	23,822	1,150	1,082	918	1,381	2,217
Stage 1	18,557	249	232	180	329	604
Stage 2	4,953	707	657	546	859	1,415
Stage 3	312	193	193	192	194	197
of which: others	24,815	1,131	1,098	944	1,283	1,748
Stage 1	19,551	218	205	151	272	501
Stage 2	4,542	540	519	423	636	868
Stage 3	722	373	373	370	375	379
1Allowance for ECL sensitivities exclude portfolios utilising less complex modelling approaches.
2Included balances and allowance for ECL which had been reclassified from ‘loans and advances to customers’ to ‘assets held for sale’ in the balance sheet at
31 December 2023. This also included any balances and allowance for ECL which continued to be reported as personal lending in ‘loans and advances to customers’ that are in accordance with the basis of inclusion for retail sensitivity analysis. This includes the Canada, Argentina businesses and retail banking operations in France.
Based upon the sensitivity tables presented above, if the Group allowance for ECL balance was estimated solely on the basis of the Central scenario,
Downside scenario or the Downside 2 scenario at 31 December 2024, it would increase/(decrease) as presented in the below table.

Total Group ECL at 31 December 2024
	Retail[1]	Wholesale[1]
	$bn	$bn
Reported allowance for ECL	2.4	2.2
Scenarios
100% Consensus Central scenario	(0.1)	(0.2)
100% Consensus Upside scenario	(0.1)	(0.6)
100% Consensus Downside scenario	0.0	0.7
100% Downside 2 scenario	1.5	4.3

Total Group ECL at 31 December 2023
Reported allowance for ECL	3.0	2.5
Scenarios
100% Consensus Central scenario	(0.1)	(0.2)
100% Consensus Upside scenario	(0.5)	(0.7)
100% Consensus Downside scenario	0.4	0.8
100% Downside 2 scenario	2.1	4.5
1On the same basis as retail and wholesale sensitivity analysis.

Reconciliation from reported exposure and ECL to sensitised exposure and weighted ECL
	Wholesale		Retail		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m
Included in sensitivity analysis	1,958,010	(2,205)	392,361	(2,413)	2,350,371	(4,618)
– Exclusions from sensitivity as described in the section above[1]	20,409	(5,419)	309,178	(124)	329,587	(5,543)
– Debt instruments measured at fair value through other comprehensive income[2]	(346,124)	54	—	—	(346,124)	54
– Performance guarantees[2]	(92,722)	311	—	—	(92,722)	311
– Other financial assets at amortised cost not presented as wholesale or personal lending, including held for sale[2]	(568,668)	141	(130)	—	(568,798)	141
– Other[3]	5,978	(441)	498	(9)	6,476	(450)
As reported in the Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 Dec 2024	976,883	(7,559)	701,907	(2,546)	1,678,790	(10,105)
Other financial assets at amortised cost					828,580	(92)
Total reported in the Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 Dec 2024					2,507,370	(10,197)

Reconciliation from reported exposure and ECL to sensitised exposure and weighted ECL (continued)
	Wholesale		Retail		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m
Included in sensitivity analysis	1,990,378	(2,507)	442,373	(2,962)	2,432,751	(5,469)
– Exclusions from sensitivity as described in the section above[1]	17,024	(6,237)	308,569	(93)	325,593	(6,330)
– Debt instruments measured at fair value through other comprehensive income[2]	(302,348)	97	—	—	(302,348)	97
– Performance guarantees[2]	(93,312)	35	—	—	(93,312)	35
– Other financial assets at amortised cost not presented as wholesale or personal lending, including held for sale[2]	(579,534)	93	(41,129)	174	(620,663)	267
– Other[3]	2,704	(84)	(4,175)	(11)	(1,471)	(95)
As reported in the Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 Dec 2023	1,034,912	(8,603)	705,638	(2,892)	1,740,550	(11,495)
Other financial assets at amortised cost					960,271	(422)
Total reported in the Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 Dec 2023					2,700,821	(11,917)
1Comprises wholesale defaulted obligors, retail portfolios utilising less complex modelling approaches, private banking and insurance.
2The sensitivity analysis includes certain items reported in Other assets at amortised cost, which are not allocated to an industry in the credit tables. It also includes FVOCI and performance guarantees, which are presented separately in the credit tables.
3Includes FX and other operational variances.

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2024	1,496,805	(1,300)	153,084	(3,102)	20,799	(7,063)	85	(30)	1,670,773	(11,495)
Transfers of financial instruments:	(19,629)	(1,259)	6,652	2,302	12,977	(1,043)	—	—	—	—
–transfers from stage 1 to stage 2	(116,211)	419	116,211	(419)	—	—	—	—	—	—
–transfers from stage 2 to stage 1	98,731	(1,627)	(98,731)	1,627	—	—	—	—	—	—
– transfers to stage 3	(2,799)	16	(12,230)	1,321	15,029	(1,337)	—	—	—	—
– transfers from stage 3	650	(67)	1,402	(227)	(2,052)	294	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	959	—	(831)	—	(144)	—	—	—	(16)
Changes due to modifications not derecognised	—	—	—	—	(25)	—	—	—	(25)	—
Net new and further lending/repayments	87,833	(168)	(37,731)	589	(5,246)	1,689	7	(7)	44,863	2,103
Changes to risk parameters – credit quality	—	363	—	(1,773)	—	(3,945)	—	(11)	—	(5,366)
Changes to models used for ECL calculation	—	68	—	(4)	—	(20)	—	—	—	44
Assets written off	—	—	—	—	(4,459)	4,459	—	—	(4,459)	4,459
Credit-related modifications that resulted in derecognition	—	—	—	—	—	—	—	—	—	—
Foreign exchange and others[1,2,3]	(75,322)	105	(6,107)	145	(223)	(81)	1	(3)	(81,651)	166
At 31 Dec 2024	1,489,687	(1,232)	115,898	(2,674)	23,823	(6,148)	93	(51)	1,629,501	(10,105)
ECL income statement change for the period		1,222		(2,019)		(2,420)		(18)		(3,235)
Recoveries										260
Others										(158)
Total ECL income statement change for the period										(3,133)
1Total includes $3.7bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale, and a corresponding allowance for ECL of $46m, reflecting business disposals as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 433.
2Total includes $35.3bn of nominal amount and $21m of corresponding allowance for ECL related to derecognition of loan commitments and financial guarantees following the sale of our banking business in Canada during 2024.
3Total includes $2.7bn of nominal amount related to derecognition of loan commitments and financial guarantees following the sale of our banking business in
Argentina during 2024.

	At 31 Dec 2024		12 months ended 31 Dec 2024
	Gross carrying/ nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,629,501	(10,105)	(3,133)
Other financial assets measured at amortised cost	828,580	(92)	(114)
Non-trading reverse purchase agreement commitments	49,289	—	—
Performance and other guarantees not considered for IFRS 9	—	—	(173)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,507,370	(10,197)	(3,420)
Debt instruments measured at FVOCI	346,124	(54)	6
Total allowance for ECL/total income statement ECL change for the period	n/a	(10,251)	(3,414)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2023	1,433,643	(1,257)	177,223	(3,710)	21,207	(6,949)	129	(38)	1,632,202	(11,954)
Transfers of financial instruments:	(18,948)	(1,048)	10,286	2,228	8,662	(1,180)	—	—	—	—
– transfers from stage 1 to stage 2	(150,728)	442	150,728	(442)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	133,079	(1,467)	(133,079)	1,467	—	—	—	—	—	—
– transfers to stage 3	(1,986)	23	(8,600)	1,379	10,586	(1,402)	—	—	—	—
– transfers from stage 3	687	(46)	1,237	(176)	(1,924)	222	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	917	—	(973)	—	(124)	—	—	—	(180)
Net new and further lending/ repayments	77,693	(185)	(36,795)	661	(4,956)	1,117	(36)	3	35,906	1,596
Changes to risk parameters – credit quality	—	307	—	(1,262)	—	(3,896)	—	21	—	(4,830)
Changes to models used for ECL calculation	—	(22)	—	46	—	7	—	—	—	31
Assets written off	—	—	—	—	(3,922)	3,922	—	—	(3,922)	3,922
Credit-related modifications that resulted in derecognition	—	—	—	—	(119)	95	—	—	(119)	95
Foreign exchange and others[1]	4,417	(12)	2,370	(92)	(73)	(55)	(8)	(16)	6,706	(175)
At 31 Dec 2023	1,496,805	(1,300)	153,084	(3,102)	20,799	(7,063)	85	(30)	1,670,773	(11,495)
ECL income statement change for the period		1,017		(1,528)		(2,896)		24		(3,383)
Recoveries										268
Others	—	—	—	—	—	—	—	—	—	(195)
Total ECL income statement change for the period										(3,310)
1Total includes $7.7bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale, and a corresponding allowance for ECL of $70m, reflecting business disposals as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 433.

(Audited)
	At 31 Dec 2023		12 months ended 31 Dec 2023
	Gross carrying/ nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,670,773	(11,495)	(3,310)
Other financial assets measured at amortised cost	960,271	(422)	(35)
Non-trading reverse purchase agreement commitments	69,777	—	—
Performance and other guarantees not considered for IFRS 9	—	—	(44)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,700,821	(11,917)	(3,389)
Debt instruments measured at FVOCI	302,348	(97)	(58)
Total allowance for ECL/total income statement ECL change for the period	n/a	(12,014)	(3,447)

Wholesale lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowanc e for ECL	Gross carrying/ nominal amount	Allowanc e for ECL	Gross carrying/ nominal amount	Allowanc e for ECL	Gross carrying/ nominal amount	Allowanc e for ECL	Gross carrying/ nominal amount	Allowanc e for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2024	845,982	(698)	102,129	(1,668)	16,939	(6,207)	85	(30)	965,135	(8,603)
Transfers of financial instruments:	(17,606)	(214)	6,997	825	10,609	(611)	—	—	—	—
–transfers from stage 1 to stage 2	(70,991)	173	70,991	(173)	—	—	—	—	—	—
–transfers from stage 2 to stage 1	55,182	(380)	(55,182)	380	—	—	—	—	—	—
– transfers to stage 3	(2,056)	7	(9,515)	636	11,571	(643)	—	—	—	—
– transfers from stage 3	259	(14)	703	(18)	(962)	32	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	214	—	(226)	—	(12)	—	—	—	(24)
Net new and further lending/ repayments	58,044	(151)	(29,842)	311	(4,450)	1,219	7	(7)	23,759	1,372
Change to risk parameters – credit quality	—	112	—	(899)	—	(2,508)	—	(11)	—	(3,306)
Changes to models used for ECL calculation	—	39	—	105	—	—	—	—	—	144
Assets written off	—	—	—	—	(2,925)	2,925	—	—	(2,925)	2,925
Credit-related modifications that resulted in derecognition	—	—	—	—	—	—	—	—	—	—
Foreign exchange and others1 2 3	(53,384)	53	(4,996)	36	4	(153)	1	(3)	(58,375)	(67)
At 31 Dec 2024	833,036	(645)	74,288	(1,516)	20,177	(5,347)	93	(51)	927,594	(7,559)
ECL income statement change for the period		214		(709)		(1,301)		(18)		(1,814)
Recoveries										40
Others										(126)
Total ECL income statement change for the period										(1,900)
1Total includes $2.9bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale during the year, and a corresponding allowance for ECL of $23m, reflecting business disposals as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 433.
2Total includes $28.9bn of nominal amount and $20m of corresponding allowance for ECL related to derecognition of loan commitments and financial guarantees following the sale of our banking business in Canada during 2024.
3Total includes $0.3bn of nominal amount related to derecognition of loan commitments and financial guarantees following the sale of our banking business in
Argentina during 2024.

Wholesale lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2023	830,322	(670)	124,660	(2,205)	17,068	(6,144)	129	(38)	972,179	(9,057)
Transfers of financial instruments:	(16,804)	(429)	10,247	1,141	6,557	(712)	—	—	—	—
– transfers from stage 1 to stage 2	(93,511)	172	93,511	(172)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	77,772	(605)	(77,772)	605	—	—	—	—	—	—
– transfers to stage 3	(1,444)	20	(6,255)	765	7,699	(785)	—	—	—	—
– transfers from stage 3	379	(16)	763	(57)	(1,142)	73	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	354	—	(294)	—	(45)	—	—	—	15
Net new and further lending/ repayments	43,282	(138)	(32,082)	311	(3,787)	973	(36)	3	7,377	1,149
Changes to risk parameters – credit quality	—	203	—	(621)	—	(2,941)	—	21	—	(3,338)
Changes to models used for ECL calculation	—	(9)	—	25	—	—	—	—	—	16
Assets written off	—	—	—	—	(2,596)	2,596			(2,596)	2,596
Credit-related modifications that resulted in derecognition	—	—	—	—	(119)	95	—	—	(119)	95
Foreign exchange and others[1]	(10,818)	(9)	(696)	(25)	(184)	(29)	(8)	(16)	(11,706)	(79)
At 31 Dec 2023	845,982	(698)	102,129	(1,668)	16,939	(6,207)	85	(30)	965,135	(8,603)
ECL income statement change for the period		410		(579)		(2,013)		24		(2,158)
Recoveries										42
Others	—	—	—	—	—	—	—	—	—	(203)
Total ECL income statement change for the period										(2,319)
1Total includes $13.5bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale during the year, and a corresponding allowance for ECL of $61m, reflecting business disposals as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 433.

Personal lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2024	650,823	(602)	50,955	(1,434)	3,860	(856)	705,638	(2,892)
Transfers of financial instruments:	(2,023)	(1,045)	(345)	1,477	2,368	(432)	—	—
– transfers from stage 1 to stage 2	(45,220)	246	45,220	(246)	—	—	—	—
– transfers from stage 2 to stage 1	43,549	(1,247)	(43,549)	1,247	—	—	—	—
– transfers to stage 3	(743)	9	(2,715)	685	3,458	(694)	—	—
– transfers from stage 3	391	(53)	699	(209)	(1,090)	262	—	—
Net remeasurement of ECL arising from transfer of stage	—	745	—	(605)	—	(132)	—	8
Changes due to modifications not derecognised	—	—	—	—	(25)	—	(25)	—
Net new and further lending/repayments	29,789	(17)	(7,889)	278	(796)	470	21,104	731
Change to risk parameters – credit quality	—	251	—	(874)	—	(1,437)	—	(2,060)
Changes to models used for ECL calculation	—	29	—	(109)	—	(20)	—	(100)
Assets written off	—	—	—	—	(1,534)	1,534	(1,534)	1,534
Foreign exchange and others[1,2,3]	(21,938)	52	(1,111)	109	(227)	72	(23,276)	233
At 31 Dec 2024	656,651	(587)	41,610	(1,158)	3,646	(801)	701,907	(2,546)
ECL income statement change for the period		1,008		(1,310)		(1,119)		(1,421)
Recoveries								220
Others								(32)
Total ECL income statement change for the period								(1,233)
1Total includes $0.8bn of gross carrying loans and advances to customers, which were classified to assets held for sale, and a corresponding allowance for ECL of
$23m, reflecting business disposals, as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 433.
2Total includes $6.4bn of nominal amount and $1m of corresponding allowance for ECL related to derecognition of loan commitments and financial guarantees following the sale of our banking business in Canada during 2024.
3Total includes $2.4bn of nominal amount related to derecognition of loan commitments and financial guarantees following the sale of our banking business in
Argentina during 2024.

Personal lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2023	603,321	(587)	52,563	(1,505)	4,139	(805)	660,023	(2,897)
Transfers of financial instruments:	(2,144)	(619)	39	1,087	2,105	(468)	—	—
– transfers from stage 1 to stage 2	(57,217)	270	57,217	(270)	—	—	—	—
– transfers from stage 2 to stage 1	55,307	(862)	(55,307)	862	—	—	—	—
– transfers to stage 3	(542)	3	(2,345)	614	2,887	(617)	—	—
– transfers from stage 3	308	(30)	474	(119)	(782)	149	—	—
Net remeasurement of ECL arising from transfer of stage	—	563	—	(679)	—	(79)	—	(195)
Net new and further lending/repayments	34,411	(47)	(4,713)	350	(1,169)	144	28,529	447
Change to risk parameters – credit quality	—	104	—	(641)	—	(955)	—	(1,492)
Changes to models used for ECL calculation	—	(13)	—	21	—	7	—	15
Assets written off	—	—	—	—	(1,326)	1,326	(1,326)	1,326
Foreign exchange and others[1,2]	15,235	(3)	3,066	(67)	111	(26)	18,412	(96)
At 31 Dec 2023	650,823	(602)	50,955	(1,434)	3,860	(856)	705,638	(2,892)
ECL income statement change for the period		607		(949)		(883)		(1,225)
Recoveries								226
Others								8
Total ECL income statement change for the period								(991)
1Total includes $7.8bn of gross carrying loans and advances and a corresponding allowance for ECL of $11m, due to the retention of certain balances previously classified as assets held for sale of our retail banking operations in France. For further details, see Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 433.
2Total includes $2.0bn of gross carrying loans and advances to customers, which were classified to assets held for sale, and a corresponding allowance for ECL of
$20m, reflecting business disposals, as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 433.

First lien residential mortgages – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2024	340,764	(109)	38,513	(202)	2,258	(264)	381,535	(575)
Transfers of financial instruments:	(3,561)	(232)	2,694	232	867	—	—	—
– transfers from stage 1 to stage 2	(33,524)	23	33,524	(23)	—	—	—	—
– transfers from stage 2 to stage 1	30,113	(244)	(30,113)	244	—	—	—	—
– transfers to stage 3	(290)	6	(1,127)	90	1,417	(96)	—	—
– transfers from stage 3	140	(17)	410	(79)	(550)	96	—	—
Net remeasurement of ECL arising from transfer of stage	—	163	—	(152)	—	(30)	—	(19)
Changes due to modifications not derecognised	—	—	—	—	—	—	—	—
Net new and further lending/repayments	14,008	20	(6,336)	26	(523)	33	7,149	79
Change to risk parameters – credit quality	—	115	—	(73)	—	(103)	—	(61)
Changes to models used for ECL calculation	—	(8)	—	29	—	1	—	22
Assets written off	—	—	—	—	(63)	63	(63)	63
Foreign exchange and others	(6,535)	(7)	(530)	10	(65)	15	(7,130)	18
At 31 Dec 2024	344,676	(58)	34,341	(130)	2,474	(285)	381,491	(473)
ECL income statement change for the period		290		(170)		(99)		21
Recoveries								7
Others								(1)
Total ECL income statement change for the period								27

At 1 Jan 2023	317,666	(74)	40,048	(231)	2,230	(270)	359,944	(575)
Transfers of financial instruments:	(1,182)	(109)	421	138	761	(29)	—	—
– transfers from stage 1 to stage 2	(41,207)	28	41,207	(28)	—	—	—	—
– transfers from stage 2 to stage 1	40,164	(117)	(40,164)	117	—	—	—	—
– transfers to stage 3	(354)	1	(958)	100	1,312	(101)	—	—
– transfers from stage 3	215	(21)	336	(51)	(551)	72	—	—
Net remeasurement of ECL arising from transfer of stage	—	72	—	(79)	—	(67)	—	(74)
Net new and further lending/repayments	15,447	(3)	(3,939)	22	(751)	322	10,757	341
Change to risk parameters – credit quality	—	16	—	(67)	—	(269)	—	(320)
Changes to models used for ECL calculation	—	(2)	—	28	—	—	—	26
Assets written off	—	—	—	—	(53)	53	(53)	53
Foreign exchange and others	8,833	(9)	1,983	(13)	71	(4)	10,887	(26)
At 31 Dec 2023	340,764	(109)	38,513	(202)	2,258	(264)	381,535	(575)
ECL income statement change for the period		83		(96)		(14)		(27)
Recoveries								10
Others								13
Total ECL income statement change for the period								(4)

Credit cards – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2024	153,292	(253)	6,547	(698)	450	(144)	160,289	(1,095)
Transfers of financial instruments:	796	(453)	(1,469)	717	673	(264)	—	—
– transfers from stage 1 to stage 2	(6,427)	129	6,427	(129)	—	—	—	—
– transfers from stage 2 to stage 1	7,255	(569)	(7,255)	569	—	—	—	—
– transfers to stage 3	(179)	2	(765)	327	944	(329)	—	—
– transfers from stage 3	147	(15)	124	(50)	(271)	65	—	—
Net remeasurement of ECL arising from transfer of stage	—	280	—	(256)	—	(45)	—	(21)
Changes due to modifications not derecognised	—	—	—	—	(2)	—	(2)	—
Net new and further lending/repayments	9,604	18	(1,122)	127	(1)	194	8,481	339
Change to risk parameters – credit quality	—	79	—	(476)	—	(694)	—	(1,091)
Changes to models used for ECL calculation	—	22	—	(122)	—	1	—	(99)
Assets written off	—	—	—	—	(736)	736	(736)	736
Foreign exchange and others[1]	(7,380)	27	(196)	50	(41)	17	(7,617)	94
At 31 Dec 2024	156,312	(280)	3,760	(658)	343	(199)	160,415	(1,137)
ECL income statement change for the period		399		(727)		(544)		(872)
Recoveries								106
Others								(10)
Total ECL income statement change for the period								(776)

	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2023	140,519	(244)	6,747	(777)	353	(160)	147,619	(1,181)
Transfers of financial instruments:	199	(292)	(848)	496	649	(204)	—	—
– transfers from stage 1 to stage 2	(7,855)	102	7,855	(102)	—	—	—	—
– transfers from stage 2 to stage 1	8,124	(391)	(8,124)	391	—	—	—	—
– transfers to stage 3	(82)	1	(621)	227	703	(228)	—	—
– transfers from stage 3	12	(4)	42	(20)	(54)	24	—	—
Net remeasurement of ECL arising from transfer of stage	—	185	—	(301)	—	(5)	—	(121)
Net new and further lending/repayments	13,206	27	621	169	12	(41)	13,839	155
Change to risk parameters – credit quality	—	82	—	(281)	—	(301)	—	(500)
Changes to models used for ECL calculation	—	(9)	—	15	—	1	—	7
Assets written off	—	—	—	—	(571)	571	(571)	571
Foreign exchange and others	(632)	(2)	27	(19)	7	(5)	(598)	(26)
At 31 Dec 2023	153,292	(253)	6,547	(698)	450	(144)	160,289	(1,095)
ECL income statement change for the period		285		(398)		(346)		(459)
Recoveries								108
Others								(200)
Total ECL income statement change for the period								(551)

Other personal lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2024	156,767	(240)	5,895	(534)	1,152	(448)	163,814	(1,222)
Transfers of financial instruments:	742	(360)	(1,570)	528	828	(168)	—	—
– transfers from stage 1 to stage 2	(5,269)	94	5,269	(94)	—	—	—	—
– transfers from stage 2 to stage 1	6,181	(434)	(6,181)	434	—	—	—	—
– transfers to stage 3	(274)	1	(823)	268	1,097	(269)	—	—
– transfers from stage 3	104	(21)	165	(80)	(269)	101	—	—
Net remeasurement of ECL arising from transfer of stage	—	302	—	(197)	—	(57)	—	48
Changes due to modifications not derecognised	—	—	—	—	(23)	—	(23)	—
Net new and further lending/repayments	6,177	(55)	(431)	125	(272)	243	5,474	313
Change to risk parameters – credit quality	—	57	—	(325)	—	(640)	—	(908)
Changes to models used for ECL calculation	—	15	—	(16)	—	(22)	—	(23)
Assets written off	—	—	—	—	(735)	735	(735)	735
Foreign exchange and others[1,2]	(8,023)	32	(385)	49	(121)	40	(8,529)	121
At 31 Dec 2024	155,663	(249)	3,509	(370)	829	(317)	160,001	(936)
ECL income statement change for the period		319		(413)		(476)		(570)
Recoveries								107
Others								(21)
Total ECL income statement change for the period								(484)
1Total includes $0.3bn of gross carrying loans and advances, which were classified to assets held for sale, and a corresponding allowance for ECL of $10m, reflecting business disposals, as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 433.
2Total includes $4.4bn of nominal amount related to derecognition of loan commitments and financial guarantees following the sale of our banking business in
Canada during 2024.

	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2023	145,136	(269)	5,768	(497)	1,556	(375)	152,460	(1,141)
Transfers of financial instruments:	(1,161)	(218)	466	453	695	(235)	—	—
– transfers from stage 1 to stage 2	(8,155)	140	8,155	(140)	—	—	—	—
– transfers from stage 2 to stage 1	7,019	(354)	(7,019)	354	—	—	—	—
– transfers to stage 3	(106)	1	(766)	287	872	(288)	—	—
– transfers from stage 3	81	(5)	96	(48)	(177)	53	—	—
Net remeasurement of ECL arising from transfer of stage	—	306	—	(299)	—	(7)	—	—
Net new and further lending/repayments	5,758	(71)	(1,395)	159	(430)	(137)	3,933	(49)
Change to risk parameters – credit quality	—	6	—	(293)	—	(385)	—	(672)
Changes to models used for ECL calculation	—	(2)	—	(22)	—	6	—	(18)
Assets written off	—	—	—	—	(702)	702	(702)	702
Foreign exchange and others[1]	7,034	8	1,056	(35)	33	(17)	8,123	(44)
At 31 Dec 2023	156,767	(240)	5,895	(534)	1,152	(448)	163,814	(1,222)
ECL income statement change for the period		239		(455)		(523)		(739)
Recoveries								108
Others								195
Total ECL income statement change for the period								(436)
1Total includes $7.2bn of gross carrying loans and advances and a corresponding allowance for ECL of $10m, due to the retention of certain balances previously classified as assets held for sale of our retail banking operations in France. For further details, see Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 433.

Disclosure of financial assets and off-balance sheet commitments

Wholesale lending – commercial real estate loans and advances to customers including loan commitments by level of collateral for key countries/territories (by stage)
(Audited)
	Gross carrying/nominal amount					ECL coverage
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	$m	$m	$m	$m	$m	%	%	%	%	%
Not collateralised	36,168	4,709	1,704	—	42,581	0.1	9.0	47.5	—	3.0
Fully collateralised by LTV ratio	37,090	11,909	5,254	—	54,253	0.1	1.7	7.8	—	1.2
– less than 50%	20,522	5,154	2,413	—	28,089	0.1	1.7	5.7	—	0.9
– 51% to 75%	11,392	3,840	1,691	—	16,923	0.1	2.2	7.6	—	1.3
– 76% to 90%	2,554	2,277	767	—	5,598	0.1	0.9	12.5	—	2.1
– 91% to 100%	2,622	638	383	—	3,643	0.2	2.3	12.3	—	1.8
Partially collateralised (A): LTV > 100%	2,119	698	815	64	3,696	0.2	2.8	19.7	45.8	5.8
– collateral value on A	1,255	457	570	29	2,311
Total at 31 Dec 2024	75,377	17,316	7,773	64	100,530	0.1	3.8	17.7	45.8	2.1
of which: UK
Not collateralised	4,487	1,890	127	—	6,504	0.4	3.8	27.8	—	1.9
Fully collateralised by LTV ratio	9,139	3,194	305	—	12,638	0.2	1.1	8.2	—	0.6
– less than 50%	2,903	761	160	—	3,824	0.2	1.5	8.0	—	0.8
– 51% to 75%	4,202	1,693	69	—	5,964	0.2	1.2	12.0	—	0.6
– 76% to 90%	1,173	732	24	—	1,929	0.1	0.4	10.2	—	0.3
– 91% to 100%	861	8	52	—	921	0.1	7.7	2.7	—	0.3
Partially collateralised (B): LTV > 100%	503	565	119	46	1,233	0.2	2.9	21.1	48.6	5.3
– collateral value on B	296	350	69	26	741
Total UK at 31 Dec 2024	14,129	5,649	551	46	20,375	0.2	2.2	15.5	48.6	1.3
of which: Hong Kong
Not collateralised	16,380	2,312	1,404	—	20,096	—	14.3	47.9	—	5.0
Fully collateralised by LTV ratio	17,115	6,045	4,127	—	27,287	0.1	1.4	5.8	—	1.2
– less than 50%	12,935	3,589	2,102	—	18,626	0.1	1.3	3.8	—	0.7
– 51% to 75%	3,534	1,059	1,243	—	5,836	0.1	2.2	6.2	—	1.8
– 76% to 90%	336	1,050	654	—	2,040	0.1	1.1	11.8	—	4.4
– 91% to 100%	310	347	128	—	785	—	0.5	2.4	—	0.6
Partially collateralised (C): LTV > 100%	185	62	562	18	827	—	1.9	17.6	38.1	12.9
– collateral value on C	119	41	397	3	560
Total Hong Kong at 31 Dec 2024	33,680	8,419	6,093	18	48,210	—	4.9	16.6	38.1	3.0

Not collateralised	36,754	5,128	2,543	—	44,425	0.1	3.9	72.4	—	4.7
Fully collateralised by LTV ratio	46,212	15,177	1,963	—	63,352	0.1	2.5	12.0	—	1.0
– less than 50%	24,391	7,413	574	—	32,378	0.1	1.9	13.1	—	0.7
– 51% to 75%	16,086	5,240	657	—	21,983	0.1	3.1	9.3	—	1.1
– 76% to 90%	3,140	1,437	454	—	5,031	0.1	3.5	11.8	—	2.1
– 91% to 100%	2,595	1,087	278	—	3,960	0.2	2.3	16.6	—	1.9
Partially collateralised (A): LTV > 100%	7,075	1,487	156	50	8,768	0.1	1.8	30.2	14.5	1.0
– collateral value on A	4,004	1,061	115	26	5,206
Total at 31 Dec 2023	90,041	21,792	4,662	50	116,545	0.1	2.8	45.6	14.5	2.4
of which: UK
Not collateralised	4,644	1,288	97	—	6,029	0.4	2.0	12.4	—	0.9
Fully collateralised by LTV ratio	9,762	2,512	295	—	12,569	0.1	1.3	13.9	—	0.7
– less than 50%	3,514	507	51	—	4,072	0.1	1.9	21.6	—	0.6
– 51% to 75%	4,826	1,418	103	—	6,347	0.1	1.1	16.4	—	0.6
– 76% to 90%	749	292	80	—	1,121	0.1	1.3	14.9	—	1.5
– 91% to 100%	673	295	61	—	1,029	0.1	1.6	1.9	—	0.6
Partially collateralised (B): LTV > 100%	1,580	239	82	35	1,936	0.1	1.1	34.2	20.7	2.0
– collateral value on B	524	171	62	17	774
Total UK at 31 Dec 2023	15,986	4,039	474	35	20,534	0.2	1.5	17.1	20.7	0.9
of which: Hong Kong
Not collateralised	16,889	2,323	2,215	—	21,427	—	6.5	78.7	—	8.8
Fully collateralised by LTV ratio	20,783	8,447	989	—	30,219	—	2.1	5.0	—	0.8
– less than 50%	15,425	5,604	294	—	21,323	—	1.5	1.4	—	0.5
– 51% to 75%	4,102	2,140	312	—	6,554	0.1	3.8	2.1	—	1.4
– 76% to 90%	657	619	315	—	1,591	0.1	1.8	8.0	—	2.3
– 91% to 100%	599	84	68	—	751	—	0.1	20.5	—	1.9
Partially collateralised (C): LTV > 100%	1,770	616	52	15	2,453	—	0.8	24.5	—	0.7
– collateral value on C	1,569	535	39	8	2,151
Total Hong Kong at 31 Dec 2023	39,442	11,386	3,256	15	54,099	—	2.9	55.5	—	4.0

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (by stage)
(Audited)
	Gross carrying/nominal amount					ECL coverage
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	$m	$m	$m	$m	$m	%	%	%	%	%
Not collateralised	713,028	62,844	6,870	5	782,747	0.1	0.9	41.5	14.2	0.5
Fully collateralised by LTV ratio	87,488	11,992	3,394	21	102,895	0.1	2.0	8.0	98.1	0.6
– less than 50%	39,432	4,360	1,703	—	45,495	0.1	1.6	6.9	—	0.5
– 51% to 75%	20,169	4,643	778	21	25,611	0.1	2.8	12.0	98.1	1.0
– 76% to 90%	9,016	1,515	512	—	11,043	0.1	1.6	7.1	—	0.6
– 91% to 100%	18,871	1,474	401	—	20,746	—	0.8	6.3	—	0.2
Partially collateralised (A): LTV > 100%	51,536	5,772	2,411	3	59,722	0.1	0.8	34.3	7.0	1.5
– collateral value on A	22,800	2,519	1,162	1	26,482
Total at 31 Dec 2024	852,052	80,608	12,675	29	945,364	0.1	1.1	31.2	72.8	0.6
of which: UK
Not collateralised	134,075	10,822	2,661	4	147,562	0.1	2.5	32.4	—	0.9
Fully collateralised by LTV ratio	24,552	3,046	968	—	28,566	0.1	2.4	5.8	—	0.6
– less than 50%	9,183	1,288	473	—	10,944	0.1	2.2	2.8	—	0.5
– 51% to 75%	7,544	1,216	244	—	9,004	0.1	2.7	7.0	—	0.7
– 76% to 90%	2,942	367	129	—	3,438	0.1	2.3	15.3	—	0.9
– 91% to 100%	4,883	175	122	—	5,180	0.1	2.1	5.3	—	0.3
Partially collateralised (B): LTV > 100%	7,016	1,055	395	—	8,466	0.2	1.3	10.8	—	0.8
– collateral value on B	3,832	581	252	—	4,665
Total UK at 31 Dec 2024	165,643	14,923	4,024	4	184,594	0.1	2.4	23.9	—	0.8
of which: Hong Kong
Not collateralised	117,849	6,389	1,313	—	125,551	—	0.6	58.1	—	0.7
Fully collateralised by LTV ratio	28,291	5,866	1,877	21	36,055	0.1	2.1	5.3	98.1	0.7
– less than 50%	14,500	1,774	903	—	17,177	0.1	1.4	5.1	—	0.5
– 51% to 75%	7,331	2,766	449	21	10,567	0.1	3.0	8.3	98.1	1.4
– 76% to 90%	2,896	752	372	—	4,020	0.1	1.9	3.6	—	0.7
– 91% to 100%	3,564	574	153	—	4,291	—	0.3	1.7	—	0.1
Partially collateralised (C): LTV > 100%	17,125	1,535	1,048	—	19,708	—	0.4	46.8	—	2.6
– collateral value on C	6,741	627	639	—	8,007
Total Hong Kong at 31 Dec 2024	163,265	13,790	4,238	21	181,314	—	1.2	31.9	98.1	0.9
Not collateralised	672,142	76,261	7,702	8	756,113	0.1	0.9	40.0	6.8	0.6
Fully collateralised by LTV ratio	113,339	19,747	2,629	23	135,738	0.1	1.4	10.7	89.8	0.5
– less than 50%	42,953	7,069	1,168	—	51,190	0.1	1.5	11.8	—	0.5
– 51% to 75%	24,011	8,222	887	—	33,120	0.1	1.3	6.4	—	0.6
– 76% to 90%	10,194	2,531	421	23	13,169	0.1	1.6	10.3	90.6	0.9
– 91% to 100%	36,181	1,925	153	—	38,259	—	1.1	27.6	—	0.2
Partially collateralised (A): LTV > 100%	53,686	9,019	2,233	3	64,941	0.1	0.7	32.2	38.4	1.3
– collateral value on A	24,505	4,266	993	1	29,765
Total at 31 Dec 2023	839,167	105,027	12,564	34	956,792	0.1	1.0	32.5	67.1	0.6
of which: UK
Not collateralised	117,824	20,401	3,423	—	141,648	0.2	1.9	23.2	—	1.0
Fully collateralised by LTV ratio	22,217	5,912	1,162	—	29,291	0.1	1.7	3.7	—	0.6
– less than 50%	7,385	2,340	601	—	10,326	0.1	1.2	1.3	—	0.5
– 51% to 75%	6,966	2,292	434	—	9,692	0.1	1.7	3.6	—	0.7
– 76% to 90%	2,256	809	106	—	3,171	0.2	2.5	15.8	—	1.3
– 91% to 100%	5,610	471	21	—	6,102	0.1	2.1	14.5	—	0.3
Partially collateralised (B): LTV > 100%	6,335	1,732	299	—	8,366	0.2	1.8	18.4	—	1.2
– collateral value on B	3,508	1,080	175	—	4,763
Total UK at 31 Dec 2023	146,376	28,045	4,884	—	179,305	0.2	1.8	18.3	—	0.9
of which: Hong Kong
Not collateralised	114,025	7,523	906	—	122,454	—	0.4	57.5	—	0.5
Fully collateralised by LTV ratio	32,857	8,918	877	22	42,674	0.1	1.3	6.6	94.7	0.5
– less than 50%	16,175	2,898	230	—	19,303	0.1	1.4	11.8	—	0.4
– 51% to 75%	9,461	4,515	336	—	14,312	0.1	1.2	3.1	—	0.5
– 76% to 90%	4,245	863	253	22	5,383	0.1	1.8	2.0	94.7	0.9
– 91% to 100%	2,976	642	58	—	3,676	—	0.4	27.0	—	0.5
Partially collateralised (C): LTV > 100%	16,152	2,887	704	—	19,743	—	0.6	30.2	—	1.2
– collateral value on C	6,619	1,306	318	—	8,243
Total Hong Kong at 31 Dec 2023	163,034	19,328	2,487	22	184,871	0.1	0.8	31.8	94.7	0.6

Personal lending – residential mortgage loans including loan commitments by level of collateral for key countries/territories by stage
(Audited)
	Gross carrying/nominal amount				ECL coverage
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	$m	$m	$m	$m	%	%	%	%
Fully collateralised by LTV ratio	332,641	34,203	2,371	369,215	—	0.4	10.0	0.1
– less than 50%	141,331	18,076	1,238	160,645	—	0.2	7.6	0.1
– 51% to 70%	111,963	11,507	698	124,168	—	0.4	11.2	0.1
– 71% to 80%	39,374	3,040	242	42,656	—	0.7	13.1	0.1
– 81% to 90%	25,514	1,264	131	26,909	—	0.9	15.0	0.1
– 91% to 100%	14,459	316	62	14,837	—	1.8	22.4	0.1
Partially collateralised (A): LTV > 100%	12,031	139	103	12,273	—	3.2	46.2	0.4
– collateral value on A	11,274	126	70	11,470
Total at 31 Dec 2024	344,672	34,342	2,474	381,488	—	0.4	11.5	0.1
of which: UK
Fully collateralised by LTV ratio	151,264	30,574	747	182,585	—	0.2	8.5	0.1
– less than 50%	62,753	16,689	445	79,887	—	0.1	6.9	0.1
– 51% to 70%	50,374	10,456	206	61,036	—	0.2	9.7	0.1
– 71% to 80%	20,552	2,423	64	23,039	—	0.4	12.1	0.1
– 81% to 90%	15,965	939	23	16,927	—	0.6	13.0	0.1
– 91% to 100%	1,620	67	9	1,696	—	0.7	16.7	0.1
Partially collateralised (B): LTV > 100%	146	15	5	166	—	1.0	27.7	0.9
– collateral value on B	109	12	4	125
Total UK at 31 Dec 2024	151,410	30,589	752	182,751	—	0.2	8.6	0.1
of which: Hong Kong
Fully collateralised	95,751	756	138	96,645	—	—	1.3	—
– less than 50%	38,894	372	79	39,345	—	—	0.4	—
– 51% to 70%	30,088	227	31	30,346	—	—	0.4	—
– 71% to 80%	6,783	47	11	6,841	—	—	5.1	—
– 81% to 90%	7,602	42	9	7,653	—	0.2	1.1	—
– 91% to 100%	12,384	68	8	12,460	—	0.1	8.8	—
Partially collateralised (C): LTV > 100%	11,744	103	14	11,861	—	0.2	19.1	—
– collateral value on C	11,034	96	12	11,142
Total Hong Kong at 31 Dec 2024	107,495	859	152	108,506	—	0.1	2.9	—

Fully collateralised by LTV ratio	331,279	38,378	2,129	371,786	—	0.5	10.1	0.1
– less than 50%	140,992	19,715	1,165	161,872	—	0.3	7.1	0.1
– 51% to 70%	113,043	12,636	568	126,247	—	0.6	10.9	0.1
– 71% to 80%	37,866	4,111	229	42,206	—	0.9	15.2	0.2
– 81% to 90%	23,278	1,499	109	24,886	—	1.2	17.3	0.2
– 91% to 100%	16,100	417	58	16,575	—	1.6	28.9	0.2
Partially collateralised (A): LTV > 100%	9,529	136	129	9,794	—	3.4	42.0	0.6
– collateral value on A	8,968	123	104	9,195
Total at 31 Dec 2023	340,808	38,514	2,258	381,580	—	0.5	11.9	0.1
of which: UK
Fully collateralised by LTV ratio	146,739	33,597	759	181,095	—	0.3	9.7	0.1
– less than 50%	60,403	17,629	458	78,490	—	0.2	7.9	0.1
– 51% to 70%	49,945	11,248	207	61,400	—	0.4	9.4	0.1
– 71% to 80%	20,293	3,275	61	23,629	—	0.6	13.4	0.1
– 81% to 90%	12,946	1,161	18	14,125	—	0.8	17.5	0.1
– 91% to 100%	3,152	284	15	3,451	—	1.0	41.6	0.3
Partially collateralised (B): LTV > 100%	317	19	27	363	0.1	1.7	17.5	1.4
– collateral value on B	244	15	22	281
Total UK at 31 Dec 2023	147,056	33,616	786	181,458	—	0.3	9.9	0.1
of which: Hong Kong
Fully collateralised by LTV ratio	97,414	1,354	93	98,861	—	—	0.3	—
– less than 50%	41,903	831	66	42,800	—	—	0.1	—
– 51% to 70%	29,762	330	15	30,107	—	—	0.5	—
– 71% to 80%	5,260	48	2	5,310	—	0.1	0.4	—
– 81% to 90%	8,161	61	4	8,226	—	0.1	1.9	—
– 91% to 100%	12,328	84	6	12,418	—	0.3	1.8	—
Partially collateralised (C): LTV > 100%	8,973	86	4	9,063	—	0.9	7.8	—
– collateral value on C	8,535	81	4	8,620
Total Hong Kong at 31 Dec 2023	106,387	1,440	97	107,924	—	0.1	0.7	—

Disclosure of compliance with regulatory capital requirements under banking regulations

Own funds disclosure
(Audited)		At
		31 Dec 2024	31 Dec 2023
Ref*		$m	$m
	Common equity tier 1 capital: instruments and reserves
1	Capital instruments and the related share premium accounts	22,378	22,964
	– ordinary shares	22,378	22,964
2	Retained earnings[1]	138,959	135,614
3	Accumulated other comprehensive income (and other reserves)[1]	(8,410)	(7,195)
5	Minority interests (amount allowed in consolidated CET1)	3,960	3,917
5a	Independently reviewed net profits net of any foreseeable charge or dividend	7,184	10,568
6	Common equity tier 1 capital before regulatory adjustments	164,071	165,868
28	Total regulatory adjustments to common equity tier 1	(39,160)	(39,367)
29	Common equity tier 1 capital	124,911	126,501
36	Additional tier 1 capital before regulatory adjustments	19,286	17,732
43	Total regulatory adjustments to additional tier 1 capital	(70)	(70)
44	Additional tier 1 capital	19,216	17,662
45	Tier 1 capital	144,127	144,163
51	Tier 2 capital before regulatory adjustments	29,334	28,148
57	Total regulatory adjustments to tier 2 capital	(1,075)	(1,107)
58	Tier 2 capital	28,259	27,041
59	Total capital	172,386	171,204
*The references identify lines prescribed in the PRA template, which are applicable and where there is a value.
1We have updated the classification between components of shareholders’ equity to present ‘Retained Earnings’ in Row 2 and ‘Accumulated other comprehensive income (and other reserves)’ in Row 3. The comparatives have been aligned.

Disclosure of funding sources and uses

Funding sources
(Audited)
	2024	2023
	$m	$m
Customer accounts	1,654,955	1,611,647
Deposits by banks	73,997	73,163
Repurchase agreements – non-trading	180,880	172,100
Debt securities in issue	105,785	93,917
Cash collateral, margin, settlement accounts and items in course of transmission to other banks	82,732	92,550
Liabilities of disposal groups held for sale	29,011	108,406
Subordinated liabilities	25,958	24,954
Financial liabilities designated at fair value	138,727	141,426
Insurance contract liabilities	107,629	120,851
Trading liabilities	65,982	73,150
– repos	14,806	12,198
– stock lending	3,525	3,322
– other trading liabilities	47,651	57,630
Total equity	192,273	192,610
Other balance sheet liabilities	359,119	333,903
At 31 Dec	3,017,048	3,038,677

Funding uses
(Audited)
	2024	2023
	$m	$m
Loans and advances to customers	930,658	938,535
Loans and advances to banks	102,039	112,902
Reverse repurchase agreements – non-trading	252,549	252,217
Cash collateral, margin, settlement accounts and items in course of collection from other banks	78,538	96,253
Assets held for sale	27,234	114,134
Trading assets	314,842	289,159
– reverse repos	16,823	16,575
– stock borrowing	8,374	14,609
– other trading assets	289,645	257,975
Financial investments	493,166	442,763
Cash and balances with central banks	267,674	285,868
Other balance sheet assets	550,348	506,846
At 31 Dec	3,017,048	3,038,677

Disclosure of value at risk (VaR)	The Group non-trading VaR for 2024 is shown in the table below.

Non-trading VaR, 99% 10 day
(Audited)
	Interest rate	Credit spread	Portfolio diversification[1]	Total[2]
	$m	$m	$m	$m
Balance at 31 Dec 2024	528.4	246.1	(220.7)	553.8
Average	603.7	315.1	(222.9)	695.8
Maximum	1,000.6	369.1		1,097.6
Minimum	292.1	242.4		408.7

Balance at 31 Dec 2023	549.6	356.7	(329.5)	576.7
Average	494.0	266.1	(201.6)	558.6
Maximum	638.6	368.0	—	709.4
Minimum	344.0	174.5	—	401.5
1Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types – such as interest rate and credit spreads – together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum and minimum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for these measures.
2The total VaR is non-additive across risk types due to diversification effects.
The Group trading VaR for the year is shown in the table below.

Trading VaR, 99% 1 day[1]
(Audited)
	Foreign exchange and commodity	Interest rate	Equity	Credit spread	Portfolio diversification[2]	Total[3]
	$m	$m	$m	$m	$m	$m
Balance at 31 Dec 2024	14.6	34.9	16.3	8.2	(35.7)	38.3
Average	15.2	48.3	14.8	9.9	(35.1)	53.1
Maximum	29.8	78.1	20.5	13.1		83.3
Minimum	6.9	24.8	12.7	6.6		37.0

Balance at 31 Dec 2023	13.4	55.9	15.2	7.2	(38.9)	52.8
Average	16.2	53.9	19.0	11.6	(40.8)	59.8
Maximum	24.6	86.0	27.8	16.5		98.2
Minimum	9.3	25.5	13.4	6.6		34.4
1Trading portfolios comprise positions arising from the market-making and warehousing of customer-derived positions.
2Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types – such as interest rate, equity and foreign exchange – together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum and minimum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for these measures.
3The total VaR is non-additive across risk types due to diversification effects.

Disclosure of balance sheet amounts related to insurance manufacturing subsidiaries	The following tables show the composition of the fair value of underlying items of the Group’s participating contracts at the reporting date.

Balance sheet of insurance manufacturing subsidiaries by type of contract
(Audited)
	Life direct participating and investment DPF contracts[1]	Life other contracts[2]	Other contracts[3]	Shareholder assets and liabilities	Total
At 31 Dec 2024	$m	$m	$m	$m	$m
Financial assets	98,676	4,452	6,227	5,967	115,322
– trading assets	—	—	—	—	—
–financial assets designated and otherwise mandatorily measured at fair value through profit or loss	94,327	4,233	4,839	690	104,089
– derivatives	207	7	1	—	215
– financial investments – at amortised cost	545	90	1,060	4,335	6,030
– financial assets at fair value through other comprehensive income	—	—	6	73	79
– other financial assets	3,597	122	321	869	4,909
Insurance contract assets	14	104	—	—	118
Reinsurance contract assets	—	5,013	—	—	5,013
Other assets and investment properties[4]	24,647	64	36	3,337	28,084
Total assets at 31 Dec 2024	123,337	9,633	6,263	9,304	148,537
Liabilities under investment contracts designated at fair value	—	—	5,931	—	5,931
Insurance contract liabilities	102,605	4,427	—	—	107,032
Reinsurance contract liabilities	—	701	—	—	701
Deferred tax	—	—	—	12	12
Other liabilities[4]	21,772	39	—	6,035	27,846
Total liabilities	124,377	5,167	5,931	6,047	141,522
Total equity	—	—	—	7,015	7,015
Total liabilities and equity at 31 Dec 2024	124,377	5,167	5,931	13,062	148,537

Balance sheet of insurance manufacturing subsidiaries by type of contract
(Audited)

	Life direct participating and investment DPF contracts[1]	Life other contracts[2]	Other contracts[3]	Shareholder assets and liabilities	Total
At 31 Dec 2023	$m	$m	$m	$m	$m
Financial assets	113,605	3,753	5,812	7,696	130,866
– trading assets	—	—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	100,427	3,593	4,177	1,166	109,363
– derivatives	258	10	—	6	274
– financial investments – at amortised cost	1,351	67	1,157	4,772	7,347
– financial assets at fair value through other comprehensive income	8,859	—	5	693	9,557
– other financial assets	2,710	83	473	1,059	4,325
Insurance contract assets	13	213	—	—	226
Reinsurance contract assets	—	4,871	—	—	4,871
Other assets and investment properties	2,782	164	35	1,636	4,617
Total assets at 31 Dec 2023	116,400	9,001	5,847	9,332	140,580
Liabilities under investment contracts designated at fair value	—	—	5,103	—	5,103
Insurance contract liabilities	116,389	3,961	—	—	120,350
Reinsurance contract liabilities	—	819	—	—	819
Deferred tax	—	1	—	3	4
Other liabilities	—	—	—	6,573	6,573
Total liabilities	116,389	4,781	5,103	6,576	132,849
Total equity	—	—	—	7,731	7,731
Total liabilities and equity at 31 Dec 2023	116,389	4,781	5,103	14,307	140,580
1‘Life direct participating and investment DPF contracts’ are life direct participating contracts and investment contracts with discretionary participating features.
These are substantially measured under the variable fee approach measurement model.
2‘Life other contracts’ are measured under the general measurement model and mainly include protection insurance contracts as well as reinsurance contracts.
The reinsurance contracts primarily provide diversification benefits over the life direct participating and investment DPF contracts.
3‘Other contracts’ includes investment contracts for which HSBC does not bear significant insurance risk.
4’Other assets and investment properties’ includes $24,222m and ’Other liabilities’ includes $23,420m in respect of the classification of the French insurance business assets and liabilities as held for sale at 31 December 2024. Further details are provided on page 433.

Disclosure of insurance subsidiaries sensitivity analysis to market risk

Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors
(Audited)
	2024			2023
	Effect on CSM	Effect on profit after tax[1]	Effect on total equity	Effect on CSM	Effect on profit after tax[1]	Effect on total equity
	$m	$m	$m	$m	$m	$m
+100 basis point parallel shift in yield curves	(155)	83	52	(92)	66	32
-100 basis point parallel shift in yield curves	(249)	(217)	(186)	(390)	(137)	(103)
+100 basis point shift in credit spreads	(907)	(84)	(115)	(884)	(11)	(45)
-100 basis point shift in credit spreads	876	60	91	806	104	138
10% increase in growth assets[2]	467	73	73	436	78	78
10% decrease in growth assets[2]	(514)	(79)	(79)	(507)	(85)	(85)
10% appreciation in US dollar exchange rate against local functional currency[3]	71	17	17	24	(1)	(1)
10% depreciation in US dollar exchange rate against local functional currency[3]	(26)	(3)	(3)	(35)	(3)	(3)
1‘Effect on profit after tax‘ in respect for the year.
2‘Growth assets’ primarily comprise equity securities and investment properties. Variability in growth asset fair value constitutes a market risk to insurance manufacturing subsidiaries.
3During the year 10% US dollar exchange rate methodology changed and the 10% sensitivity range applies to all currencies except for the Hong Kong dollar, where the extent of change is limited by the impact of the HKD to USD peg. The comparatives have been restated accordingly.

Disclosure of amounts payable on demand	The amounts of insurance contract liabilities that are payable on demand are set out by the product grouping below; 2024 balances exclude the
French insurance business that was classified as held for sale at 31 December 2024 (further details are provided on page 433).

Amounts payable on demand
(Audited)
	2024		2023
	Amounts payable on demand	Carrying amount for these contracts	Amounts payable on demand	Carrying amount for these contracts
	$m	$m	$m	$m
Life direct participating and investment DPF contracts	98,275	102,605	107,287	116,389
Life other contracts	2,960	4,427	2,765	3,961
At 31 Dec	101,235	107,032	110,052	120,350

Disclosure of insurance subsidiaries sensitivity analysis to insurance risk

Sensitivity of HSBC’s insurance manufacturing subsidiaries to insurance underwriting risk factors[1]
(Audited)
	Effect on CSM	Effect on profit after tax[2]	Effect on total equity
At 31 Dec 2024	$m	$m	$m
10% increase in lapse rates	(282)	(21)	(30)
10% decrease in lapse rates	297	23	36
5% increase in mortality and/or morbidity rates	(92)	(16)	(20)
5% decrease in mortality and/or morbidity rates	102	14	23
10% increase in expense rates	(66)	(11)	(15)
10% decrease in expense rates	68	12	15

At 31 Dec 2023
10% increase in lapse rates	(277)	(24)	(24)
10% decrease in lapse rates	290	29	29
5% increase in mortality and/or morbidity rates[3]	(87)	(11)	(11)
5% decrease in mortality and/or morbidity rates[3]	87	16	16
10% increase in expense rates	(68)	(6)	(6)
10% decrease in expense rates	67	11	11
1The sensitivities impacts are provided after considering the impacts of reinsurance contracts held as risk mitigation.
2‘Effect on profit after tax‘ in respect for the year.
3During the year the sensitivity to mortality and morbidity rates have been changed from 10% to 5% and the comparatives have been restated accordingly.